Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP International Index Portfolio
March 31, 2024
VIIP-NPRT1-0524
1.9887327.105
Common Stocks - 94.8%
	Shares	Value ($)
Australia - 4.7%
AGL Energy Ltd.	12,130	65,924
ALS Ltd.	9,691	82,918
Altium Ltd.	2,480	105,402
Alumina Ltd. (a)	47,241	43,714
AMP Ltd.	55,696	42,464
Ampol Ltd.	4,742	122,956
Ansell Ltd.	2,566	41,101
ANZ Group Holdings Ltd.	60,093	1,151,292
APA Group unit	25,769	141,224
Aristocrat Leisure Ltd.	12,970	363,432
ASX Ltd.	3,862	167,157
Atlas Arteria Ltd. unit	22,795	79,174
Aurizon Holdings Ltd.	36,969	96,363
Bank of Queensland Ltd.	12,977	53,445
Bendigo & Adelaide Bank Ltd.	11,431	76,352
BHP Group Ltd.	101,551	2,936,240
BlueScope Steel Ltd.	8,919	138,618
Brambles Ltd.	27,761	292,161
CAR Group Ltd.	7,528	176,995
Challenger Ltd.	9,152	42,403
Charter Hall Group unit	9,466	84,817
Cleanaway Waste Management Ltd.	44,444	78,776
Cochlear Ltd.	1,310	288,128
Coles Group Ltd.	26,755	295,347
Commonwealth Bank of Australia	33,558	2,631,604
Computershare Ltd.	11,467	195,106
DEXUS Property Group unit	21,432	110,472
Dominos Pizza Enterprises Ltd.	1,364	38,567
EBOS Group Ltd.	3,219	65,869
Endeavour Group Ltd.	27,257	97,869
Evolution Mining Ltd.	39,749	92,731
Fortescue Ltd.	33,847	566,849
Glencore PLC	223,427	1,226,069
Goodman Group unit	34,632	763,022
IDP Education Ltd.	5,622	65,651
IGO Ltd.	13,515	62,266
Iluka Resources Ltd.	8,465	39,772
Incitec Pivot Ltd.	38,762	72,999
Insurance Australia Group Ltd.	48,707	203,135
JB Hi-Fi Ltd.	2,177	91,148
Lendlease Group unit	13,783	57,752
Liontown Resources Ltd. (a)(b)	41,788	31,860
Lynas Rare Earths Ltd. (a)	18,919	69,830
Macquarie Group Ltd.	7,207	937,879
Magellan Financial Group Ltd. warrants 4/16/27 (a)	252	21
Medibank Private Ltd.	54,867	134,435
Metcash Ltd.	20,204	51,479
Mineral Resources Ltd.	3,456	159,607
Mirvac Group unit	78,731	121,080
National Australia Bank Ltd.	62,669	1,414,637
NEXTDC Ltd. (a)	10,367	120,183
Nine Entertainment Co. Holdings Ltd.	27,051	30,144
Northern Star Resources Ltd.	23,007	216,942
Orica Ltd.	9,140	108,758
Origin Energy Ltd.	34,422	206,366
Orora Ltd.	26,878	47,641
Pilbara Minerals Ltd.	56,279	140,462
Qantas Airways Ltd. (a)	17,114	60,780
QBE Insurance Group Ltd.	29,809	352,176
Qube Holdings Ltd.	35,402	78,668
Ramsay Health Care Ltd.	3,719	136,951
REA Group Ltd.	1,028	124,246
Reece Ltd.	4,218	77,237
Rio Tinto Ltd. (b)	7,424	589,057
Rio Tinto PLC	22,307	1,410,358
Santos Ltd.	64,900	328,583
Scentre Group unit	103,536	228,721
SEEK Ltd.	7,126	116,324
Sonic Healthcare Ltd.	9,550	183,026
South32 Ltd.	90,837	177,253
Steadfast Group Ltd.	21,960	84,144
Stockland Corp. Ltd. unit	48,297	152,643
Suncorp Group Ltd.	25,575	272,988
Telstra Group Ltd.	80,931	203,571
The GPT Group	38,113	113,502
The Lottery Corp. Ltd.	44,485	149,292
Transurban Group unit	61,884	537,152
Treasury Wine Estates Ltd.	16,021	129,979
Vicinity Centres unit	77,479	107,542
Washington H. Soul Pattinson & Co. Ltd.	4,886	107,013
Wesfarmers Ltd.	22,681	1,010,957
Westpac Banking Corp.	70,183	1,193,677
Whitehaven Coal Ltd.	16,850	77,960
WiseTech Global Ltd.	3,695	226,217
Woodside Energy Group Ltd.	38,087	759,165
Woolworths Group Ltd.	24,478	529,098
WorleyParsons Ltd.	7,482	81,667
TOTAL AUSTRALIA		26,738,555
Austria - 0.2%
ams-OSRAM AG (a)	19,476	22,621
Andritz AG	1,427	88,984
BAWAG Group AG (c)	1,650	104,492
CA Immobilien Anlagen AG	865	30,516
Erste Group Bank AG	7,062	314,658
Immofinanz AG (a)(d)	1,102	0
Lenzing AG (a)	296	10,235
Mondi PLC	8,831	155,543
Oesterreichische Post AG	652	22,263
OMV AG	2,807	132,823
Raiffeisen International Bank-Holding AG	2,696	53,692
UNIQA Insurance Group AG	2,308	19,945
Verbund AG	1,665	121,698
Voestalpine AG	2,148	60,252
Wienerberger AG	2,083	75,867
TOTAL AUSTRIA		1,213,589
Bailiwick of Jersey - 0.0%
Arcadium Lithium PLC CDI	12,123	53,562
Belgium - 0.6%
Ackermans & Van Haaren SA	451	78,823
Aedifica SA	953	58,553
Aedifica SA rights (a)(e)	701	1,449
Ageas	3,422	158,453
Anheuser-Busch InBev SA NV	20,879	1,270,988
Cofinimmo SA	744	48,682
D'ieteren Group	441	97,819
Elia Group SA/NV	684	73,793
Galapagos NV (a)	978	31,330
Groupe Bruxelles Lambert SA	1,947	147,163
KBC Group NV	6,755	505,907
Lotus Bakeries SA	8	77,246
Sofina SA	316	70,911
Solvay SA Class A	1,419	38,731
Syensqo SA	1,459	138,169
UCB SA	2,410	297,443
Umicore SA	3,995	86,131
Warehouses de Pauw	3,505	100,055
TOTAL BELGIUM		3,281,646
Brazil - 1.2%
3R Petroleum Oleo e Gas SA (a)	4,184	27,521
Allos SA	8,400	40,062
Ambev SA	88,300	219,896
Atacadao SA	10,700	29,079
B3 SA - Brasil Bolsa Balcao	116,200	277,792
Banco Bradesco SA	31,494	80,000
Banco BTG Pactual SA unit	23,000	167,063
Banco do Brasil SA	28,600	322,872
BB Seguridade Participacoes SA	13,700	88,831
BRF SA (a)	17,600	57,270
CCR SA	19,900	54,835
Centrais Eletricas Brasileiras SA (Electrobras)	20,386	169,497
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	6,900	116,527
Companhia Paranaense de Energia-COPEL	7,300	12,590
Companhia Siderurgica Nacional SA (CSN)	12,200	38,190
Compania de Saneamento do Parana	4,900	25,431
Cosan SA	23,400	75,583
Embraer SA (a)	13,800	91,653
Energisa SA unit	5,000	47,723
Eneva SA (a)	25,600	65,080
ENGIE Brasil Energia SA	4,950	39,735
Equatorial Energia SA	17,393	112,881
Hapvida Participacoes e Investimentos SA (a)(c)	97,200	71,707
Hypera SA (a)	8,000	52,526
Klabin SA unit	16,100	81,087
Localiza Rent a Car SA	17,168	187,173
Lojas Renner SA	19,197	64,993
Magazine Luiza SA (a)	65,518	23,514
Multiplan Empreendimentos Imobiliarios SA	5,600	28,573
Natura & Co. Holding SA	16,693	59,511
Nu Holdings Ltd. (a)	48,218	575,241
PagSeguro Digital Ltd. (a)	3,993	57,020
Petroleo Brasileiro SA - Petrobras (ON)	72,100	550,303
PRIO SA	15,600	151,602
Raia Drogasil SA	22,316	121,783
Rede D'Oregon Sao Luiz SA (c)	20,599	103,952
Rumo SA	24,400	108,295
Sendas Distribuidora SA	27,500	80,657
StoneCo Ltd. Class A (a)	5,304	88,099
Suzano SA	14,879	189,807
Telefonica Brasil SA	7,000	70,622
TIM SA	16,200	57,495
Totvs SA	9,100	51,493
Transmissora Alianca de Energia Eletrica SA	4,400	31,855
Ultrapar Participacoes SA	14,600	82,877
Vale SA	72,601	880,552
Vibra Energia SA	23,300	116,189
Weg SA	29,400	223,926
Wheaton Precious Metals Corp.	9,100	428,615
XP, Inc. (depository receipt)	7,232	184,715
Yara International ASA	3,275	103,440
TOTAL BRAZIL		6,987,733
Cameroon - 0.0%
Golar LNG Ltd.	2,117	50,935
Canada - 7.0%
Agnico Eagle Mines Ltd. (Canada)	9,964	594,140
Air Canada (a)	6,763	97,909
Alamos Gold, Inc.	7,889	116,307
Algonquin Power & Utilities Corp. (b)	13,841	87,467
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	14,659	836,652
AltaGas Ltd.	5,634	124,447
ARC Resources Ltd.	12,166	216,905
ATCO Ltd. Class I (non-vtg.)	1,499	41,731
B2Gold Corp.	26,036	68,235
Bank of Montreal	14,437	1,409,541
Bank of Nova Scotia	24,550	1,269,956
Barrick Gold Corp. (Canada)	35,079	583,463
BCE, Inc.	6,035	205,080
BlackBerry Ltd. (a)(b)	10,364	28,386
Bombardier, Inc. Class B (sub. vtg.) (a)	1,735	74,482
Brookfield Asset Management Ltd. Class A	6,918	290,601
Brookfield Corp. (Canada) Class A	28,634	1,198,166
Brookfield Infrastructure Corp. Class A	2,405	86,644
CAE, Inc. (a)	6,362	131,368
Cameco Corp.	8,702	376,719
Canadian Imperial Bank of Commerce	18,633	944,615
Canadian National Railway Co.	11,679	1,537,915
Canadian Natural Resources Ltd.	21,703	1,655,584
Canadian Pacific Kansas City Ltd.	18,656	1,644,890
Canadian Tire Ltd. Class A (non-vtg.)	1,051	104,825
Canadian Utilities Ltd. Class A (non-vtg.)	2,464	56,118
CCL Industries, Inc. Class B	2,880	147,195
Cenovus Energy, Inc. (Canada)	26,759	534,963
CGI, Inc. Class A (sub. vtg.) (a)	4,126	455,199
Constellation Software, Inc.	395	1,078,956
Constellation Software, Inc. warrants 8/22/28 (a)(d)	363	0
Descartes Systems Group, Inc. (Canada) (a)	1,695	155,041
Dollarama, Inc.	5,619	428,057
Element Fleet Management Corp.	7,788	125,857
Emera, Inc.	5,474	192,644
Empire Co. Ltd. Class A (non-vtg.)	3,029	73,972
Enbridge, Inc.	42,560	1,538,010
Fairfax Financial Holdings Ltd. (sub. vtg.)	449	483,987
Finning International, Inc.	2,876	84,525
FirstService Corp.	819	135,588
Fortis, Inc.	9,920	391,952
Franco-Nevada Corp.	3,839	457,432
George Weston Ltd.	1,192	161,048
Gibson Energy, Inc.	3,231	55,005
Gildan Activewear, Inc.	3,427	127,183
Great-West Lifeco, Inc.	5,395	172,538
Hydro One Ltd. (c)	6,369	185,726
iA Financial Corp., Inc.	2,010	124,869
Imperial Oil Ltd.	3,229	222,720
Intact Financial Corp.	3,567	579,442
Ivanhoe Mines Ltd. (a)	11,441	136,493
Keyera Corp.	4,569	117,687
Kinross Gold Corp.	24,468	150,108
Loblaw Companies Ltd.	2,952	327,116
Magna International, Inc. Class A (sub. vtg.)	5,330	290,355
Manulife Financial Corp.	36,259	905,572
MEG Energy Corp. (a)	5,686	130,549
Methanex Corp.	1,345	59,944
Metro, Inc.	4,600	246,954
National Bank of Canada	6,789	571,668
Northland Power, Inc.	5,092	83,191
Nutrien Ltd.	9,894	537,521
Nuvei Corp. (Canada) (c)	1,280	40,463
Onex Corp. (sub. vtg.)	1,335	100,006
Open Text Corp.	5,421	210,349
Pan American Silver Corp.	7,278	109,717
Parkland Corp.	2,788	88,793
Pembina Pipeline Corp.	10,985	387,725
Power Corp. of Canada (sub. vtg.) (b)	11,054	309,941
Quebecor, Inc. Class B (sub. vtg.)	3,078	67,466
Restaurant Brands International, Inc.	6,241	495,622
RioCan (REIT)	2,894	39,461
Rogers Communications, Inc. Class B (non-vtg.)	7,427	304,307
Royal Bank of Canada	28,075	2,831,646
Saputo, Inc.	4,932	97,034
Shopify, Inc. Class A (a)	24,127	1,861,335
SNC-Lavalin Group, Inc.	3,504	143,311
SSR Mining, Inc.	4,050	18,029
Stantec, Inc.	2,213	183,732
Sun Life Financial, Inc.	11,684	637,529
Suncor Energy, Inc.	25,946	957,543
TC Energy Corp.	20,780	835,158
Teck Resources Ltd. Class B (sub. vtg.)	9,211	421,603
TELUS Corp.	9,573	153,148
TFI International, Inc. (Canada)	1,611	256,894
The Toronto-Dominion Bank	36,601	2,208,949
Thomson Reuters Corp.	3,014	469,050
TMX Group Ltd.	5,561	146,687
Toromont Industries Ltd.	1,638	157,627
Tourmaline Oil Corp.	6,433	300,765
Tricon Residential, Inc.	5,188	57,834
West Fraser Timber Co. Ltd.	1,159	100,075
Whitecap Resources, Inc.	12,182	92,182
WSP Global, Inc.	2,493	415,503
TOTAL CANADA		39,750,697
Chile - 0.1%
Antofagasta PLC	6,897	177,496
Banco de Chile	872,043	97,015
Banco de Credito e Inversiones	1,618	46,256
Banco Santander Chile	1,266,968	63,105
Cencosud SA	25,837	44,830
Compania Cervecerias Unidas SA	2,321	13,780
Compania Sud Americana de Vapores SA	306,044	23,021
Empresas CMPC SA	21,672	44,040
Empresas COPEC SA	7,299	52,438
Enel Americas SA	393,923	38,400
Enel Chile SA	465,030	27,956
Falabella SA (a)	15,353	40,319
Lundin Mining Corp.	13,114	134,185
Parque Arauco SA	12,416	18,315
TOTAL CHILE		821,156
China - 5.3%
AAC Technology Holdings, Inc.	14,000	46,953
Agricultural Bank of China Ltd. (H Shares)	614,000	258,876
Airtac International Group	3,092	107,247
Akeso, Inc. (a)(c)	10,000	59,602
Alibaba Group Holding Ltd.	297,556	2,690,750
Alibaba Health Information Technology Ltd. (a)	98,000	39,817
Aluminum Corp. of China Ltd. (H Shares)	80,000	50,799
Anhui Conch Cement Co. Ltd. (H Shares)	24,000	49,920
Anta Sports Products Ltd.	23,800	252,994
Autohome, Inc. ADR Class A	1,184	31,044
Baidu, Inc. Class A (a)	45,340	596,884
Bank of China Ltd. (H Shares)	1,672,000	690,000
Bank of Communications Co. Ltd. (H Shares)	427,000	280,415
BeiGene Ltd. (a)	15,854	190,733
Bilibili, Inc. Class Z (a)	4,862	55,152
BOC Hong Kong (Holdings) Ltd.	72,000	192,720
BYD Co. Ltd. (H Shares)	18,793	481,196
BYD Electronic International Co. Ltd.	15,000	55,290
CGN Power Co. Ltd. (H Shares) (c)	210,000	62,247
China CITIC Bank Corp. Ltd. (H Shares)	184,000	98,031
China Coal Energy Co. Ltd. (H Shares)	40,000	38,943
China Conch Venture Holdings Ltd.	32,000	22,241
China Construction Bank Corp. (H Shares)	1,972,000	1,190,050
China Everbright International Ltd.	69,000	26,800
China Feihe Ltd. (c)	70,000	32,912
China Galaxy Securities Co. Ltd. (H Shares)	69,500	34,098
China Gas Holdings Ltd.	57,800	52,137
China Hongqiao Group Ltd.	44,500	50,033
China International Capital Corp. Ltd. (H Shares) (c)	29,600	35,095
China Life Insurance Co. Ltd. (H Shares)	149,000	178,757
China Literature Ltd. (a)(c)	8,000	26,728
China Longyuan Power Grid Corp. Ltd. (H Shares)	68,000	47,610
China Medical System Holdings Ltd.	24,000	25,205
China Mengniu Dairy Co. Ltd.	60,000	128,787
China Merchants Bank Co. Ltd. (H Shares)	66,000	261,592
China Merchants Holdings International Co. Ltd.	26,353	31,616
China Minsheng Banking Corp. Ltd. (H Shares)	134,800	46,673
China National Building Materials Co. Ltd. (H Shares)	92,000	31,619
China Overseas Land and Investment Ltd.	74,500	107,178
China Pacific Insurance (Group) Co. Ltd. (H Shares)	51,600	90,319
China Petroleum & Chemical Corp. (H Shares)	496,000	281,368
China Power International Development Ltd.	94,000	38,552
China Railway Group Ltd. (H Shares)	87,000	43,017
China Resource Gas Group Ltd.	17,700	56,423
China Resources Beer Holdings Co. Ltd.	32,000	147,389
China Resources Land Ltd.	58,000	183,406
China Resources Mixc Lifestyle Services Ltd. (c)	11,645	36,823
China Resources Power Holdings Co. Ltd.	36,000	83,987
China Shenhua Energy Co. Ltd. (H Shares)	67,500	265,191
China State Construction International Holdings Ltd.	36,000	39,280
China Taiping Insurance Group Ltd.	27,400	23,980
China Tower Corp. Ltd. (H Shares) (c)	938,000	107,859
China Vanke Co. Ltd. (H Shares)	43,200	29,915
ChinaSoft International Ltd.	50,000	30,152
Chow Tai Fook Jewellery Group Ltd.	45,200	66,643
CITIC Pacific Ltd.	128,000	122,981
CITIC Securities Co. Ltd. (H Shares)	30,175	49,733
Cmoc Group Ltd. (H Shares)	72,000	61,174
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	68,000	71,502
Country Garden Holdings Co. Ltd. (a)(b)	223,129	13,826
Country Garden Services Holdings Co. Ltd.	44,000	28,164
CRRC Corp. Ltd. (H Shares)	90,000	48,525
CSPC Pharmaceutical Group Ltd.	166,400	130,749
Daqo New Energy Corp. ADR (a)	1,058	29,783
ENN Energy Holdings Ltd.	15,200	117,104
ESR Group Ltd. (c)	46,400	49,620
Far East Horizon Ltd.	38,000	28,159
Full Truck Alliance Co. Ltd. ADR	13,358	97,113
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	12,000	60,407
Ganfeng Lithium Group Co. Ltd. (H Shares) (c)	7,880	24,112
GCL Technology Holdings Ltd.	406,000	66,397
Geely Automobile Holdings Ltd.	105,000	123,957
Genscript Biotech Corp. (a)	22,000	40,757
GF Securities Co. Ltd. (H Shares)	19,200	19,845
Great Wall Motor Co. Ltd. (H Shares)	45,500	50,576
Guangdong Investment Ltd.	54,000	23,113
Guangzhou Automobile Group Co. Ltd. (H Shares)	58,800	24,115
H World Group Ltd.	28,000	108,440
Haidilao International Holding Ltd. (c)	35,000	78,971
Haier Smart Home Co. Ltd.	46,200	143,765
Haitong Securities Co. Ltd. (H Shares)	51,200	24,465
Hansoh Pharmaceutical Group Co. Ltd. (c)	22,000	43,511
Hengan International Group Co. Ltd.	13,000	40,942
Hua Hong Semiconductor Ltd. (c)	12,000	23,396
Huatai Securities Co. Ltd. (H Shares) (c)	28,200	32,210
Hygeia Healthcare Holdings Co. (c)	6,600	26,900
Industrial & Commercial Bank of China Ltd. (H Shares)	1,424,000	715,751
Innovent Biologics, Inc. (a)(c)	27,000	130,051
iQIYI, Inc. ADR (a)	9,362	39,601
JD Health International, Inc. (a)(c)	20,300	71,843
JD Logistics, Inc. (a)(c)	37,500	38,186
JD.com, Inc. Class A	49,154	674,240
JinkoSolar Holdings Co. Ltd. ADR (b)	784	19,749
Kanzhun Ltd. ADR	6,689	117,258
KE Holdings, Inc. ADR	13,398	183,955
Kingboard Chemical Holdings Ltd.	12,500	25,489
Kingdee International Software Group Co. Ltd. (a)	55,000	62,049
Kingsoft Corp. Ltd.	19,000	58,503
Kuaishou Technology Class B (a)(c)	50,500	316,476
Kunlun Energy Co. Ltd.	80,000	66,744
Lenovo Group Ltd.	134,000	155,282
Li Auto, Inc. Class A (a)	23,360	354,711
Li Ning Co. Ltd.	47,000	124,903
Longfor Properties Co. Ltd. (c)	34,947	49,383
Meituan Class B (a)(c)	86,830	1,071,838
Microport Scientific Corp. (a)	14,900	12,507
Minth Group Ltd.	14,000	22,108
NetEase, Inc.	34,905	723,289
New China Life Insurance Co. Ltd. (H Shares)	18,000	31,875
New Oriental Education & Technology Group, Inc. (a)	29,810	260,535
NIO, Inc. sponsored ADR (a)(b)	27,918	125,631
Nongfu Spring Co. Ltd. (H Shares) (c)	35,200	190,011
PDD Holdings, Inc. ADR (a)	13,834	1,608,203
People's Insurance Co. of China Group Ltd. (H Shares)	168,000	53,661
PetroChina Co. Ltd. (H Shares)	422,000	360,702
PICC Property & Casualty Co. Ltd. (H Shares)	138,000	181,957
Ping An Insurance Group Co. of China Ltd. (H Shares)	125,000	530,710
Pop Mart International Group Ltd. (c)	13,600	49,956
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	152,000	79,429
Prosus NV	30,318	948,965
Qifu Technology, Inc. ADR	2,607	48,047
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	47,600	29,678
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	9,500	15,536
Shenzhou International Group Holdings Ltd.	15,900	150,531
Silergy Corp.	7,000	71,527
Sinopharm Group Co. Ltd. (H Shares)	26,800	68,653
SITC International Holdings Co. Ltd.	26,000	47,503
Smoore International Holdings Ltd. (b)(c)	37,000	31,484
Sunny Optical Technology Group Co. Ltd.	14,200	72,480
TAL Education Group ADR (a)	9,215	104,590
Tencent Holdings Ltd.	123,800	4,822,003
Tencent Music Entertainment Group ADR (a)	12,877	144,094
Tingyi (Cayman Islands) Holding Corp.	38,000	41,656
Tongcheng Travel Holdings Ltd. (a)	22,000	58,043
Topsports International Holdings Ltd. (c)	57,000	38,161
Trip.com Group Ltd. (a)	11,110	492,633
Tsingtao Brewery Co. Ltd. (H Shares)	12,000	82,485
Vipshop Holdings Ltd. ADR	5,638	93,309
Want Want China Holdings Ltd.	101,000	59,617
Weichai Power Co. Ltd. (H Shares)	36,000	68,625
Wharf Holdings Ltd.	19,000	62,387
Wilmar International Ltd.	60,400	153,432
WuXi AppTec Co. Ltd. (H Shares) (c)	7,352	34,849
Wuxi Biologics (Cayman), Inc. (a)(c)	71,500	130,799
Xiaomi Corp. Class B (a)(c)	306,600	585,239
Xinyi Solar Holdings Ltd.	91,236	70,640
XPeng, Inc. Class A (a)	22,094	87,530
Yadea Group Holdings Ltd. (c)	24,000	38,881
Yangzijiang Shipbuilding Holdings Ltd.	53,100	75,113
Yankuang Energy Group Co. Ltd. (H Shares)	42,000	88,219
Yum China Holdings, Inc.	8,262	328,745
Zai Lab Ltd. (a)	16,100	26,134
Zhaojin Mining Industry Co. Ltd. (H Shares)	28,000	37,992
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)	14,200	22,678
Zhongsheng Group Holdings Ltd. Class H	13,500	23,389
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	10,800	34,220
Zijin Mining Group Co. Ltd. (H Shares)	116,000	231,499
ZTE Corp. (H Shares)	15,600	31,093
ZTO Express, Inc. sponsored ADR	8,530	178,618
TOTAL CHINA		30,225,023
Colombia - 0.0%
Bancolombia SA	5,395	47,847
Czech Republic - 0.0%
CEZ A/S	3,439	122,727
Komercni Banka A/S	1,522	54,510
MONETA Money Bank A/S (c)	7,252	31,538
TOTAL CZECH REPUBLIC		208,775
Denmark - 2.1%
A.P. Moller - Maersk A/S:
Series A	55	70,283
Series B	92	119,954
Ascendis Pharma A/S sponsored ADR (a)	935	141,344
Carlsberg A/S Series B	1,805	247,186
Coloplast A/S Series B	2,491	336,328
Danske Bank A/S	13,618	406,934
Demant A/S (a)	1,901	94,310
DSV A/S	3,590	582,596
Genmab A/S (a)	1,321	396,074
Novo Nordisk A/S Series B	64,645	8,292,235
Novonesis (NOVOZYMES) B Series B	4,228	247,790
ORSTED A/S (c)	3,784	210,385
Pandora A/S	1,672	269,523
Tryg A/S	6,978	143,519
Vestas Wind Systems A/S (a)	20,192	563,228
TOTAL DENMARK		12,121,689
Egypt - 0.0%
Abou Kir Fertilizers & Chemical Industries	6,862	9,133
Commercial International Bank SAE	48,420	81,722
EFG Holding SAE	23,087	8,597
Talaat Moustafa Group Holding	20,398	25,170
TOTAL EGYPT		124,622
Finland - 0.6%
Elisa Corp. (A Shares)	3,012	134,367
Fortum Corp.	8,789	108,522
Huhtamaki Oyj	1,955	81,898
Kesko Oyj	5,462	102,032
Kone OYJ (B Shares)	8,060	375,125
Mandatum Holding OY	9,485	42,410
Metso Corp.	14,059	166,919
Neste OYJ	8,613	233,233
Nokia Corp.	107,112	380,044
Nordea Bank Abp	71,132	792,128
Orion Oyj (B Shares)	2,155	80,373
Sampo Oyj (A Shares)	9,327	397,617
Stora Enso Oyj (R Shares)	12,235	170,079
UPM-Kymmene Corp.	10,662	355,088
Valmet Corp.	3,129	82,334
Wartsila Corp.	9,674	147,054
TOTAL FINLAND		3,649,223
France - 6.0%
Accor SA	3,694	172,562
Adevinta ASA Class B (a)	6,238	65,388
Air Liquide SA	10,484	2,181,183
Airbus Group NV	12,346	2,274,489
Alstom SA	5,643	85,934
Arkema SA	1,259	132,486
AXA SA	34,786	1,306,416
BNP Paribas SA	20,381	1,451,023
Bouygues SA	3,882	158,436
Bureau Veritas SA	5,737	175,035
Capgemini SA	3,123	718,661
Carrefour SA	10,628	182,316
Compagnie de St.-Gobain	10,148	787,625
Compagnie Generale des Etablissements Michelin SCA Series B	14,287	547,526
Credit Agricole SA	22,585	336,921
Danone SA	12,599	814,460
Dassault Systemes SA	13,445	595,172
Edenred SA	4,986	266,053
Eiffage SA	1,512	171,523
Engie SA	35,057	587,463
EssilorLuxottica SA	5,727	1,295,647
Gecina SA	1,022	104,360
Getlink SE	6,472	110,181
Hermes International SCA	676	1,725,530
Kering SA	1,385	548,576
L'Oreal SA	4,618	2,186,954
Legrand SA	5,362	567,818
LVMH Moet Hennessy Louis Vuitton SE	5,228	4,704,137
Orange SA	36,684	431,404
Pernod Ricard SA	3,989	645,315
Pluxee France SA	1,621	47,918
Publicis Groupe SA	4,677	509,889
Renault SA	3,791	191,388
Safran SA	6,934	1,570,355
Sartorius Stedim Biotech	479	136,582
Societe Generale Series A	14,115	378,183
Sodexo SA	1,621	138,996
Teleperformance	1,286	124,977
Thales SA	1,889	322,098
TotalEnergies SE	44,926	3,090,432
Unibail-Rodamco-Westfield NV	2,026	162,838
Veolia Environnement SA	12,168	395,848
VINCI SA	10,290	1,318,398
Vivendi SA	12,400	135,115
Worldline SA (a)(c)	4,906	60,762
TOTAL FRANCE		33,914,373
Germany - 4.9%
adidas AG	3,312	739,642
Allianz SE	8,073	2,419,618
BASF AG	17,849	1,019,962
Bayer AG	19,649	601,742
Bayerische Motoren Werke AG (BMW)	5,801	669,399
Beiersdorf AG	1,964	285,940
BioNTech SE ADR (a)	1,808	166,788
Brenntag SE	2,962	249,509
Carl Zeiss Meditec AG	735	91,824
Commerzbank AG	20,816	285,882
Continental AG	2,163	156,115
Covestro AG (a)(c)	3,860	211,050
Daimler Truck Holding AG	10,365	525,120
Deutsche Bank AG	40,806	641,951
Deutsche Borse AG	3,809	780,045
Deutsche Lufthansa AG	11,898	93,460
Deutsche Telekom AG	69,902	1,696,837
DHL Group	18,877	812,887
E.ON SE	44,889	624,001
Evonik Industries AG	4,099	81,037
Fresenius Medical Care AG & Co. KGaA	3,992	153,391
Fresenius SE & Co. KGaA	8,230	221,973
GEA Group AG	3,138	132,675
Hannover Reuck SE	1,213	332,003
HeidelbergCement AG	2,649	291,360
HelloFresh AG (a)	3,521	25,115
Henkel AG & Co. KGaA	1,995	143,747
Infineon Technologies AG	26,157	889,483
K+S AG	3,845	59,983
Knorr-Bremse AG	1,337	101,114
LEG Immobilien AG	1,483	127,323
Mercedes-Benz Group AG (Germany)	16,053	1,278,412
Merck KGaA	2,586	456,004
MTU Aero Engines AG	1,076	273,030
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,733	1,333,605
Nemetschek SE	1,127	111,519
Puma AG	2,022	91,508
Rheinmetall AG	869	488,448
RWE AG	13,539	459,522
SAP SE	20,419	3,975,967
Scout24 AG (c)	1,498	112,902
Siemens AG	15,060	2,875,540
Siemens Energy AG (a)	10,225	187,586
Siemens Healthineers AG (c)	5,642	345,247
Symrise AG	2,655	317,799
Vonovia SE	16,296	481,576
Zalando SE (a)(c)	4,373	125,047
TOTAL GERMANY		27,544,688
Greece - 0.1%
Alpha Bank SA (a)	40,262	70,802
Eurobank Ergasias Services and Holdings SA (a)	50,161	96,435
Hellenic Telecommunications Organization SA	3,836	56,573
Jumbo SA	2,238	64,466
Motor Oil (HELLAS) Corinth Refineries SA	1,240	36,949
Mytilineos SA	2,106	81,249
National Bank of Greece SA (a)	10,924	85,515
OPAP SA	3,646	65,611
Piraeus Financial Holdings SA (a)	13,397	55,974
Public Power Corp. of Greece (a)	4,383	54,994
Star Bulk Carriers Corp. (b)	1,400	33,418
Terna Energy SA	1,096	21,307
TOTAL GREECE		723,293
Guatemala - 0.0%
Millicom International Cellular SA (depository receipt) (a)	2,401	48,944
Hong Kong - 1.0%
AIA Group Ltd.	229,200	1,541,731
ASMPT Ltd.	6,200	77,947
CK Asset Holdings Ltd.	37,634	154,827
CK Infrastructure Holdings Ltd.	12,000	70,219
CLP Holdings Ltd.	33,500	266,865
Futu Holdings Ltd. ADR (a)	1,137	61,569
Hang Lung Properties Ltd.	34,000	34,964
Hang Seng Bank Ltd.	14,500	158,945
Henderson Land Development Co. Ltd.	25,610	73,133
HKT Trust/HKT Ltd. unit	73,000	85,154
Hong Kong & China Gas Co. Ltd.	216,403	164,026
Hong Kong Exchanges and Clearing Ltd.	23,843	694,744
Hongkong Land Holdings Ltd.	21,015	64,516
Hysan Development Co. Ltd.	12,000	19,349
Jardine Matheson Holdings Ltd.	4,103	153,042
Link (REIT)	51,144	219,882
MTR Corp. Ltd.	30,971	102,090
New World Development Co. Ltd.	28,250	29,813
Orient Overseas International Ltd.	2,500	29,865
Power Assets Holdings Ltd.	27,500	160,919
Prudential PLC	55,083	516,556
Sino Biopharmaceutical Ltd.	203,250	78,424
Sino Land Ltd.	67,897	70,526
Sun Hung Kai Properties Ltd.	30,500	294,620
Swire Pacific Ltd. (A Shares)	8,500	69,938
Swire Properties Ltd.	21,600	45,370
Techtronic Industries Co. Ltd.	26,500	359,229
WH Group Ltd. (c)	157,000	103,505
Wharf Real Estate Investment Co. Ltd.	31,000	100,800
Xinyi Glass Holdings Ltd.	47,992	50,832
TOTAL HONG KONG		5,853,400
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	9,121	73,964
OTP Bank PLC	4,521	208,079
Richter Gedeon PLC	2,597	65,882
TOTAL HUNGARY		347,925
India - 3.0%
Adani Enterprises Ltd.	7,293	279,642
Adani Ports & Special Economic Zone Ltd.	14,238	229,136
Asian Paints Ltd.	9,017	307,859
Axis Bank Ltd.	45,759	574,708
Bajaj Finance Ltd.	5,572	484,178
Bajaj Finserv Ltd.	7,664	151,098
Bharti Airtel Ltd.	50,625	745,961
HCL Technologies Ltd.	21,162	391,758
HDFC Bank Ltd.	112,453	1,961,454
Hindalco Industries Ltd.	29,186	196,109
Hindustan Unilever Ltd.	17,868	485,244
ICICI Bank Ltd.	103,880	1,369,897
IndusInd Bank Ltd.	11,592	215,909
Infosys Ltd.	71,506	1,288,045
ITC Ltd.	59,786	307,142
Jio Financial Services Ltd.	64,983	275,700
Kotak Mahindra Bank Ltd.	21,860	468,113
Larsen & Toubro Ltd.	13,773	621,738
Mahindra & Mahindra Ltd.	19,138	441,005
Maruti Suzuki India Ltd.	2,660	401,980
NTPC Ltd.	94,937	382,346
Oil & Natural Gas Corp. Ltd.	77,940	250,563
Reliance Industries Ltd.	69,089	2,462,377
State Bank of India	35,721	322,318
Tata Consultancy Services Ltd.	20,497	952,902
Tata Motors Ltd.	36,060	429,367
Tata Power Co. Ltd./The	33,786	159,733
Tata Steel Ltd.	161,264	301,429
Tech Mahindra Ltd.	12,470	186,662
Titan Co. Ltd.	8,343	380,410
Vedanta Ltd.	24,099	78,514
Wipro Ltd.	28,190	163,434
TOTAL INDIA		17,266,731
Indonesia - 0.5%
Indofood Sukses Makmur Tbk PT	88,100	35,423
PT Adaro Energy Indonesia Tbk	283,500	48,278
PT Aneka Tambang Tbk	154,600	15,601
PT Astra International Tbk	406,600	132,071
PT Bank Central Asia Tbk	1,110,000	705,345
PT Bank Mandiri (Persero) Tbk	896,600	409,987
PT Bank Negara Indonesia (Persero) Tbk	299,700	111,525
PT Bank Rakyat Indonesia (Persero) Tbk	1,425,351	543,890
PT Barito Pacific Tbk	550,240	32,796
PT Bukit Asam Tbk	76,100	14,255
PT Bumi Resources Minerals Tbk (a)	1,523,500	14,413
PT Bumi Resources Tbk (a)	3,316,300	17,570
PT Chandra Asri Pacific Tbk	138,300	50,810
PT Charoen Pokphand Indonesia Tbk	146,300	48,444
PT Elang Mahkota Teknologi Tbk	837,800	23,039
PT GoTo Gojek Tokopedia Tbk (a)	19,665,800	85,584
PT Indah Kiat Pulp & Paper Tbk	49,700	30,014
PT Indo Tambangraya Megah Tbk	7,800	13,135
PT Indocement Tunggal Prakarsa Tbk	36,700	20,254
PT Indofood CBP Sukses Makmur Tbk	42,600	31,167
PT Kalbe Farma Tbk	399,000	37,119
PT Merdeka Copper Gold Tbk (a)	208,988	30,053
PT Mitra Keluarga Karyasehat Tbk	101,200	17,489
PT Perusahaan Gas Negara Tbk Series B	194,000	16,641
PT Sarana Menara Nusantara Tbk	458,900	24,891
PT Semen Indonesia (Persero) Tbk	65,491	24,371
PT Sumber Alfaria Trijaya Tbk	366,500	67,267
PT Telkom Indonesia Persero Tbk	953,600	209,740
PT United Tractors Tbk	30,300	46,200
PT Vale Indonesia Tbk	39,500	10,140
TOTAL INDONESIA		2,867,512
Ireland - 0.2%
Bank of Ireland Group PLC	19,764	201,693
Kerry Group PLC Class A	3,122	267,567
Kingspan Group PLC (Ireland)	3,104	282,835
Smurfit Kappa Group PLC	5,237	238,823
TOTAL IRELAND		990,918
Israel - 0.5%
Airport City Ltd. (a)	1,219	19,560
Alony Hetz Properties & Investments Ltd.	3,131	22,983
Amot Investments Ltd.	4,488	21,263
Ashdod Refinery Ltd.	184	4,379
Azrieli Group	737	53,218
Bank Hapoalim BM (Reg.)	25,203	236,343
Bank Leumi le-Israel BM	30,385	252,626
Bezeq The Israel Telecommunication Corp. Ltd.	40,700	52,335
Big Shopping Centers Ltd. (a)	248	27,519
Check Point Software Technologies Ltd. (a)	1,849	303,254
Clal Insurance Enterprises Holdings Ltd. (a)	1,308	24,098
Delek Group Ltd.	187	24,458
Elbit Systems Ltd. (Israel)	498	104,033
Electra Israel Ltd.	38	16,363
Enlight Renewable Energy Ltd. (a)	2,355	39,410
First International Bank of Israel	1,031	42,902
Global-e Online Ltd. (a)(b)	1,905	69,247
Harel Insurance Investments and Financial Services Ltd.	2,139	20,588
Icl Group Ltd.	14,274	75,469
Isracard Ltd.	3,814	15,560
Israel Corp. Ltd. (Class A)	89	24,206
Israel Discount Bank Ltd. (Class A)	24,803	128,371
JFrog Ltd. (a)	1,575	69,647
Kornit Digital Ltd. (a)	1,037	18,790
Melisron Ltd.	506	37,446
Mivne Real Estate KD Ltd.	11,831	29,217
Mizrahi Tefahot Bank Ltd.	2,993	112,252
NICE Ltd. (a)	1,267	329,840
Nova Ltd. (a)	572	101,306
OPC Energy Ltd. (a)	2,242	15,915
Paz Oil Co. Ltd.	184	19,657
Perion Network Ltd. (a)(b)	949	21,334
Plus500 Ltd.	1,357	30,915
Radware Ltd. (a)	755	14,134
Reit 1 Ltd.	3,639	15,756
Shapir Engineering and Industry Ltd.	2,672	15,261
Shufersal Ltd.	5,299	37,168
Strauss Group Ltd.	1,040	19,610
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	22,423	316,389
The Phoenix Holdings Ltd.	3,447	34,425
Tower Semiconductor Ltd. (a)	2,194	71,843
Wix.com Ltd. (a)	1,153	158,514
ZIM Integrated Shipping Services Ltd. (b)	1,956	19,795
TOTAL ISRAEL		3,067,399
Italy - 1.7%
A2A SpA	31,934	57,655
Amplifon SpA	1,879	68,518
Assicurazioni Generali SpA	22,139	560,334
Azimut Holding SpA	2,201	59,791
Banco BPM SpA	30,238	201,214
Brunello Cucinelli SpA	685	78,335
Davide Campari Milano NV	10,704	107,558
DiaSorin SpA	522	50,403
Enel SpA	154,634	1,020,816
Eni SpA	47,947	759,194
Ferrari NV (Italy)	2,527	1,101,407
FinecoBank SpA	12,211	182,919
Hera SpA	16,170	56,975
Infrastrutture Wireless Italiane SpA (c)	7,152	81,249
Interpump Group SpA	1,630	79,468
Intesa Sanpaolo SpA	322,494	1,170,827
Italgas SpA	9,545	55,607
Leonardo SpA	8,063	202,507
Mediobanca SpA	12,717	189,470
Moncler SpA	4,122	307,645
Nexi SpA (a)(c)	17,058	108,099
Poste Italiane SpA (c)	9,185	114,997
Prada SpA	10,500	83,175
Prysmian SpA	5,518	288,070
Recordati SpA	2,010	111,113
Reply SpA	449	63,554
Ryanair Holdings PLC sponsored ADR	1,783	259,587
Snam SpA	41,230	194,676
Telecom Italia SpA (a)	184,232	44,741
Telecom Italia SpA (Risparmio Shares) (a)	137,335	33,781
Terna - Rete Elettrica Nazionale	28,243	233,400
UniCredit SpA	35,729	1,356,962
Unipol Gruppo SpA	7,050	59,067
TOTAL ITALY		9,343,114
Japan - 17.2%
Activia Properties, Inc.	14	38,057
Adeka Corp.	2,100	44,142
Advance Residence Investment Corp.	29	64,176
Advantest Corp.	15,400	684,112
AEON Co. Ltd.	17,500	415,133
AGC, Inc.	4,400	159,642
Aica Kogyo Co. Ltd.	1,300	31,706
Air Water, Inc.	4,500	70,169
Aisin Seiki Co. Ltd.	3,600	146,421
Ajinomoto Co., Inc.	10,400	388,374
Alfresa Holdings Corp.	4,100	59,396
Alps Alpine Co. Ltd.	4,200	33,021
Amada Co. Ltd.	7,200	82,456
Ana Holdings, Inc. (a)	3,200	66,878
Aozora Bank Ltd. (b)	2,400	38,880
Asahi Group Holdings	10,200	374,543
ASAHI INTECC Co. Ltd.	4,700	82,028
Asahi Kasei Corp.	27,900	204,599
Asics Corp.	3,800	178,378
Astellas Pharma, Inc.	36,200	388,887
Azbil Corp.	2,400	66,096
Bandai Namco Holdings, Inc.	13,300	246,784
BayCurrent Consulting, Inc.	2,700	52,830
Bic Camera, Inc.	3,200	27,079
Biprogy, Inc.	1,600	47,383
Bridgestone Corp.	11,700	518,541
Brother Industries Ltd.	5,200	96,147
Calbee, Inc.	2,100	47,333
Canon, Inc.	20,300	604,840
Capcom Co. Ltd.	6,600	123,210
Casio Computer Co. Ltd.	4,500	38,865
Central Japan Railway Co.	20,600	511,608
Chiba Bank Ltd.	14,500	120,657
Chubu Electric Power Co., Inc.	15,200	198,757
Chugai Pharmaceutical Co. Ltd.	12,800	489,157
Chugoku Electric Power Co., Inc. (b)	6,400	48,112
Coca-Cola Bottlers Japan, Inc.	3,000	44,184
COMSYS Holdings Corp.	2,400	56,243
Concordia Financial Group Ltd.	23,500	118,116
Cosmo Energy Holdings Co. Ltd.	1,400	70,028
Cosmos Pharmaceutical Corp.	500	47,348
Credit Saison Co. Ltd.	3,100	63,943
CyberAgent, Inc.	8,300	60,363
Dai Nippon Printing Co. Ltd.	5,200	159,253
Dai-ichi Mutual Life Insurance Co.	19,800	504,990
Daicel Chemical Industries Ltd.	5,400	53,133
Daifuku Co. Ltd.	7,600	181,189
Daiichi Sankyo Kabushiki Kaisha	39,000	1,240,937
Daikin Industries Ltd.	5,900	805,590
Daito Trust Construction Co. Ltd.	1,300	147,880
Daiwa House Industry Co. Ltd.	13,200	392,904
Daiwa House REIT Investment Corp.	43	73,456
Daiwa Office Investment Corp.	5	19,454
Daiwa Securities Group, Inc.	29,100	221,403
Denka Co. Ltd.	1,800	28,065
DENSO Corp. (b)	43,600	835,013
Dentsu Group, Inc.	4,600	127,727
Dic Corp.	1,700	32,460
Disco Corp.	1,743	637,125
Dowa Holdings Co. Ltd.	1,200	41,469
East Japan Railway Co.	22,800	437,421
Ebara Corp.	1,700	154,718
Eisai Co. Ltd.	6,000	247,133
Electric Power Development Co. Ltd.	3,496	57,262
ENEOS Holdings, Inc.	60,600	291,962
Exeo Group, Inc.	4,400	46,593
Ezaki Glico Co. Ltd.	1,100	30,665
Fancl Corp.	1,700	22,595
FANUC Corp.	18,900	527,244
Fast Retailing Co. Ltd.	4,000	1,239,304
Food & Life Companies Ltd.	2,300	44,039
Frontier Real Estate Investment Corp.	10	30,255
Fuji Electric Co. Ltd.	3,000	201,314
FUJIFILM Holdings Corp.	24,900	559,120
Fujitsu Ltd.	35,000	560,140
Fukuoka Financial Group, Inc. (b)	3,800	101,443
GLP J-REIT	99	82,925
GMO Payment Gateway, Inc.	900	57,878
GOLDWIN, Inc.	800	50,754
Hakuhodo DY Holdings, Inc.	5,900	53,006
Hamamatsu Photonics K.K.	3,000	105,311
Hankyu Hanshin Holdings, Inc.	5,100	145,945
Harmonic Drive Systems, Inc.	1,200	31,788
Haseko Corp.	4,200	51,973
Hikari Tsushin, Inc.	500	93,572
Hirose Electric Co. Ltd.	600	61,435
Hisamitsu Pharmaceutical Co., Inc.	1,500	38,773
Hitachi Construction Machinery Co. Ltd.	2,100	63,360
Hitachi Ltd.	18,600	1,699,676
Honda Motor Co. Ltd.	100,000	1,237,369
Horiba Ltd.	900	92,955
Hoshizaki Corp.	2,300	83,610
House Foods Group, Inc.	1,500	30,480
Hoya Corp.	7,000	875,496
Hulic Co. Ltd.	12,000	122,870
Ibiden Co. Ltd.	2,800	124,592
Idemitsu Kosan Co. Ltd.	22,435	153,818
IHI Corp.	3,100	82,868
Iida Group Holdings Co. Ltd.	3,300	42,542
Industrial & Infrastructure Fund Investment Corp.	43	39,001
INPEX Corp.	20,500	311,624
Internet Initiative Japan, Inc.	2,600	48,409
Invincible Investment Corp.	134	60,104
Isetan Mitsukoshi Holdings Ltd.	7,900	128,218
Isuzu Motors Ltd.	12,400	167,616
ITO EN Ltd.	1,300	31,757
Itochu Corp.	29,200	1,254,420
Iwatani Corp.	1,000	53,792
J. Front Retailing Co. Ltd.	5,400	59,987
Japan Airlines Co. Ltd.	2,900	55,064
Japan Airport Terminal Co. Ltd.	1,800	70,975
Japan Exchange Group, Inc.	10,600	287,106
Japan Hotel REIT Investment Corp.	91	47,670
Japan Logistics Fund, Inc.	19	34,591
Japan Post Bank Co. Ltd.	28,200	302,715
Japan Post Holdings Co. Ltd.	40,200	405,020
Japan Post Insurance Co. Ltd.	3,700	70,625
Japan Prime Realty Investment Corp.	20	44,326
Japan Real Estate Investment Corp.	28	99,696
Japan Retail Fund Investment Corp.	141	87,834
Japan Steel Works Ltd.	1,500	33,471
Japan Tobacco, Inc.	22,000	586,562
JEOL Ltd.	1,100	45,314
JFE Holdings, Inc.	12,200	202,198
JGC Holdings Corp.	4,800	47,064
JSR Corp.	4,200	120,135
JTEKT Corp.	4,900	46,345
K's Holdings Corp.	3,300	28,339
Kadokawa Corp.	2,300	40,263
Kagome Co. Ltd.	1,700	41,124
Kajima Corp.	9,400	192,932
Kakaku.com, Inc.	2,400	29,053
Kamigumi Co. Ltd.	2,000	43,929
Kaneka Corp.	1,400	34,727
Kansai Electric Power Co., Inc.	16,500	235,435
Kansai Paint Co. Ltd.	4,800	68,442
Kao Corp.	9,300	347,525
Kawasaki Heavy Industries Ltd.	3,400	111,715
Kawasaki Kisen Kaisha Ltd. (b)	15,000	201,707
KDDI Corp.	30,000	887,002
KDX Realty Investment Corp.	83	88,220
Keihan Electric Railway Co., Ltd.	2,200	48,685
Keikyu Corp.	5,600	51,383
Keio Corp.	2,600	71,191
Keisei Electric Railway Co.	3,500	142,328
Kewpie Corp.	2,300	42,610
Keyence Corp.	4,000	1,857,044
Kikkoman Corp.	19,500	250,273
Kinden Corp.	2,700	46,891
Kintetsu Group Holdings Co. Ltd.	3,800	110,451
Kirin Holdings Co. Ltd.	16,300	226,673
Kobayashi Pharmaceutical Co. Ltd.	1,100	35,642
Kobe Bussan Co. Ltd.	2,900	71,034
Kobe Steel Ltd.	7,900	107,203
Koei Tecmo Holdings Co. Ltd.	2,400	25,501
Koito Manufacturing Co. Ltd.	5,100	68,559
Kokuyo Co. Ltd.	1,900	30,983
Komatsu Ltd.	19,500	577,021
Konami Group Corp.	2,100	143,050
Konica Minolta, Inc. (a)	9,700	31,745
Kose Corp.	700	37,400
Kubota Corp.	21,300	334,191
Kuraray Co. Ltd.	6,700	71,767
Kurita Water Industries Ltd.	2,100	86,758
Kyocera Corp.	27,800	372,829
Kyoto Financial Group, Inc.	6,200	111,463
Kyowa Hakko Kirin Co., Ltd.	5,100	91,755
Kyushu Electric Power Co., Inc. (a)	9,500	85,034
Kyushu Financial Group, Inc.	8,600	63,316
Kyushu Railway Co.	3,100	70,609
LaSalle Logiport REIT	38	38,909
Lasertec Corp.	1,600	456,048
Lawson, Inc.	1,000	68,272
Lion Corp.	5,800	51,801
LIXIL Group Corp.	5,800	71,303
LY Corp.	53,500	135,513
M3, Inc.	8,600	123,766
Mabuchi Motor Co. Ltd.	2,200	39,973
Makita Corp.	5,600	158,145
Marubeni Corp.	33,700	583,672
Marui Group Co. Ltd.	3,699	59,289
Maruichi Steel Tube Ltd.	1,500	39,893
MatsukiyoCocokara & Co.	7,500	120,120
Mazda Motor Corp.	12,000	139,075
McDonald's Holdings Co. (Japan) Ltd.	1,700	76,364
Mebuki Financial Group, Inc.	22,000	72,069
Medipal Holdings Corp.	4,200	64,118
Meiji Holdings Co. Ltd.	5,500	120,080
Mercari, Inc. (a)	2,300	29,400
Minebea Mitsumi, Inc.	8,500	166,728
Misumi Group, Inc.	5,700	79,129
Mitsubishi Chemical Holdings Corp.	28,600	174,296
Mitsubishi Corp.	86,400	1,996,810
Mitsubishi Electric Corp.	43,100	721,449
Mitsubishi Estate Co. Ltd.	26,500	483,519
Mitsubishi Gas Chemical Co., Inc.	4,100	68,550
Mitsubishi Heavy Industries Ltd.	68,000	616,307
Mitsubishi Logistics Corp.	1,500	48,561
Mitsubishi Materials Corp.	2,600	48,892
Mitsubishi Motors Corp. of Japan	13,800	45,379
Mitsubishi UFJ Financial Group, Inc.	254,000	2,584,222
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,300	134,187
Mitsui & Co. Ltd.	30,500	1,425,924
Mitsui Chemicals, Inc.	3,800	111,477
Mitsui Fudosan Co. Ltd.	56,400	608,075
Mitsui Fudosan Logistics Park, Inc.	11	33,062
Mitsui High-Tec, Inc.	400	22,640
Mitsui OSK Lines Ltd. (b)	7,300	222,698
Miura Co. Ltd.	2,200	42,487
Mizuho Financial Group, Inc.	50,830	1,005,179
MonotaRO Co. Ltd.	4,900	58,981
Mori Hills REIT Investment Corp.	33	30,040
Morinaga & Co. Ltd.	1,700	29,131
MS&AD Insurance Group Holdings, Inc.	26,700	471,456
Murata Manufacturing Co. Ltd.	37,700	705,081
Nabtesco Corp.	2,400	40,103
Nagase & Co. Ltd.	2,400	40,230
Nagoya Railroad Co. Ltd.	4,000	55,793
Nankai Electric Railway Co. Ltd.	2,300	47,161
NEC Corp.	5,500	401,529
Net One Systems Co. Ltd.	1,600	28,125
Nexon Co. Ltd.	9,100	151,256
NGK Insulators Ltd.	5,300	71,266
NH Foods Ltd.	2,090	69,981
NHK Spring Co. Ltd.	4,200	41,589
Nichirei Corp.	2,700	72,618
Nidec Corp.	10,500	435,427
Nifco, Inc.	1,800	45,042
Nihon Kohden Corp.	1,800	47,669
Nihon M&A Center Holdings, Inc.	5,900	37,412
Nikon Corp.	6,500	65,795
Nintendo Co. Ltd.	23,400	1,276,812
Nippon Accommodations Fund, Inc.	10	43,136
Nippon Building Fund, Inc.	34	135,883
Nippon Express Holdings, Inc.	1,700	86,777
Nippon Kayaku Co. Ltd.	3,300	28,198
Nippon Paint Holdings Co. Ltd.	21,300	152,595
Nippon Sanso Holdings Corp.	4,300	134,272
Nippon Shinyaku Co. Ltd.	1,200	35,569
Nippon Shokubai Co. Ltd.	2,800	27,292
Nippon Steel & Sumitomo Metal Corp. (b)	19,000	457,225
Nippon Telegraph & Telephone Corp.	598,200	712,518
Nippon Yusen KK	10,200	280,032
Nishi-Nippon Railroad Co. Ltd.	1,600	26,022
Nissan Chemical Corp.	2,800	106,053
Nissan Motor Co. Ltd.	47,200	187,029
Nisshin Seifun Group, Inc.	5,300	73,023
Nissin Food Holdings Co. Ltd.	5,000	137,733
Niterra Co. Ltd.	3,400	112,457
Nitori Holdings Co. Ltd.	1,700	257,639
Nitto Denko Corp.	2,900	265,182
NOF Corp.	4,800	65,478
Nomura Holdings, Inc.	58,800	376,351
Nomura Real Estate Holdings, Inc.	2,300	64,770
Nomura Real Estate Master Fund, Inc.	94	92,895
Nomura Research Institute Ltd.	9,300	261,528
NSK Ltd.	9,200	52,497
NTT Data Corp.	11,800	187,596
Obayashi Corp.	14,400	171,222
OBIC Co. Ltd.	1,300	195,927
Odakyu Electric Railway Co. Ltd.	7,400	102,008
Oji Holdings Corp.	20,000	83,028
Olympus Corp.	25,300	364,277
OMRON Corp.	4,200	150,390
Ono Pharmaceutical Co. Ltd.	9,700	158,934
Open House Group Co. Ltd.	1,400	45,159
Oracle Corp. Japan	700	52,461
Oriental Land Co. Ltd.	23,300	746,432
ORIX Corp.	23,500	513,986
ORIX JREIT, Inc.	55	59,803
Osaka Gas Co. Ltd.	8,300	186,717
Otsuka Corp.	4,600	97,269
Otsuka Holdings Co. Ltd.	11,200	465,229
Pan Pacific International Holdings Ltd.	10,700	283,086
Panasonic Holdings Corp.	49,100	468,599
Park24 Co. Ltd. (a)	2,700	31,748
Penta-Ocean Construction Co. Ltd.	5,900	29,547
PeptiDream, Inc. (a)	1,800	16,795
Persol Holdings Co. Ltd.	36,800	51,342
Pigeon Corp.	2,400	23,099
Rakuten Group, Inc.	29,500	167,445
Recruit Holdings Co. Ltd.	34,000	1,492,831
Relo Group, Inc.	2,200	17,854
Renesas Electronics Corp.	28,600	509,671
Rengo Co. Ltd.	4,800	36,544
Resona Holdings, Inc.	47,200	290,963
Resonac Holdings Corp.	3,700	86,192
Ricoh Co. Ltd.	12,200	108,396
Rinnai Corp.	2,400	54,935
ROHM Co. Ltd.	7,000	111,696
Rohto Pharmaceutical Co. Ltd.	4,300	83,270
Ryohin Keikaku Co. Ltd.	5,700	93,042
Sankyu, Inc.	1,200	41,173
Sanrio Co. Ltd.	3,900	74,713
Santen Pharmaceutical Co. Ltd.	7,500	73,647
Sanwa Holdings Corp.	4,700	81,749
Sapporo Holdings Ltd.	1,600	63,809
SBI Holdings, Inc. Japan	4,900	128,019
Screen Holdings Co. Ltd.	1,900	246,344
SCSK Corp.	3,100	57,482
Secom Co. Ltd.	4,200	304,723
Sega Sammy Holdings, Inc.	3,200	39,456
Seibu Holdings, Inc.	5,500	85,853
Seiko Epson Corp.	6,600	115,451
Seino Holdings Co. Ltd.	3,200	43,874
Sekisui Chemical Co. Ltd.	8,500	123,979
Sekisui House (REIT), Inc.	88	47,203
Sekisui House Ltd.	13,300	302,943
Seven & i Holdings Co. Ltd.	48,000	699,643
Seven Bank Ltd.	14,300	27,678
SG Holdings Co. Ltd.	9,700	122,676
Sharp Corp. (a)	5,700	31,746
SHIFT, Inc. (a)	200	31,761
Shimadzu Corp.	5,500	152,705
Shimamura Co. Ltd.	1,000	56,930
SHIMANO, Inc.	1,700	252,898
SHIMIZU Corp.	12,700	82,013
Shin-Etsu Chemical Co. Ltd. (b)	40,500	1,776,409
Shinko Electric Industries Co. Ltd.	1,400	52,188
Shionogi & Co. Ltd.	5,600	286,170
Ship Healthcare Holdings, Inc.	1,700	23,420
Shiseido Co. Ltd.	8,000	219,524
Shizuoka Financial Group	11,000	104,671
SHO-BOND Holdings Co. Ltd.	900	37,747
Skylark Holdings Co. Ltd.	4,500	71,210
SMC Corp.	1,180	665,709
SoftBank Corp.	56,700	730,009
SoftBank Group Corp.	20,900	1,241,155
Sohgo Security Services Co., Ltd.	8,700	47,126
Sojitz Corp.	4,180	110,264
Sompo Holdings, Inc.	21,000	440,161
Sony Group Corp.	25,200	2,160,918
Sotetsu Holdings, Inc.	2,000	35,672
Square Enix Holdings Co. Ltd.	1,800	69,227
Stanley Electric Co. Ltd.	2,900	51,149
Subaru Corp.	12,300	278,569
Sugi Holdings Co. Ltd.	2,100	35,818
Sumco Corp.	7,100	112,256
Sumitomo Chemical Co. Ltd.	33,300	72,151
Sumitomo Corp.	24,500	590,155
Sumitomo Electric Industries Ltd.	15,900	246,376
Sumitomo Forestry Co. Ltd.	3,900	122,271
Sumitomo Heavy Industries Ltd.	2,500	78,723
Sumitomo Metal Mining Co. Ltd.	5,500	164,232
Sumitomo Mitsui Financial Group, Inc.	26,800	1,567,069
Sumitomo Mitsui Trust Holdings, Inc.	14,600	314,580
Sumitomo Realty & Development Co. Ltd.	9,500	353,966
Sumitomo Rubber Industries Ltd.	3,800	46,640
Sundrug Co. Ltd.	1,300	40,259
Suntory Beverage & Food Ltd.	2,500	84,423
Suzuken Co. Ltd.	1,400	42,607
Suzuki Motor Corp.	39,600	452,124
Sysmex Corp.	9,600	170,432
T&D Holdings, Inc.	11,000	191,226
Taiheiyo Cement Corp.	2,400	55,275
Taisei Corp.	3,800	138,506
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	62,274
Taiyo Yuden Co. Ltd. (b)	2,600	61,554
Takara Holdings, Inc.	4,100	29,534
Takashimaya Co. Ltd.	3,100	49,497
Takeda Pharmaceutical Co. Ltd.	31,638	879,976
TDK Corp.	7,784	382,257
TechnoPro Holdings, Inc.	2,200	44,062
Teijin Ltd.	4,000	36,330
Terumo Corp.	29,940	547,862
The Hachijuni Bank Ltd.	10,300	69,299
THK Co. Ltd.	2,400	56,124
TIS, Inc.	4,300	91,863
Tobu Railway Co. Ltd.	4,200	105,020
Toho Co. Ltd.	2,500	83,013
Toho Gas Co. Ltd.	2,000	44,167
Tohoku Electric Power Co., Inc.	10,230	79,945
Tokai Carbon Co. Ltd.	4,400	29,157
Tokio Marine Holdings, Inc.	40,100	1,256,985
Tokyo Century Corp.	3,800	39,411
Tokyo Electric Power Co., Inc. (a)	16,100	97,858
Tokyo Electron Ltd.	9,400	2,448,222
Tokyo Gas Co. Ltd.	8,100	184,136
Tokyo Ohka Kogyo Co. Ltd.	2,400	72,247
Tokyo Tatemono Co. Ltd.	4,300	72,632
Tokyu Corp.	12,500	152,211
Tokyu Fudosan Holdings Corp.	12,300	99,377
Toppan Holdings, Inc.	6,600	165,442
Toray Industries, Inc.	32,700	157,021
Tosoh Corp.	6,600	89,685
Toto Ltd.	3,100	86,909
Toyo Seikan Group Holdings Ltd.	3,100	48,728
Toyo Suisan Kaisha Ltd.	2,000	122,090
Toyo Tire Corp.	2,400	45,137
Toyota Industries Corp.	3,800	394,484
Toyota Motor Corp.	248,200	6,273,248
Toyota Tsusho Corp.	4,800	329,620
Trend Micro, Inc.	2,800	142,203
Tsumura & Co.	1,300	32,315
Tsuruha Holdings, Inc.	800	57,048
Ube Corp.	2,000	35,629
Ulvac, Inc.	900	57,551
Unicharm Corp.	8,800	280,159
United Urban Investment Corp.	62	63,032
Ushio, Inc.	2,300	29,316
USS Co. Ltd.	8,800	72,636
Welcia Holdings Co. Ltd.	2,100	35,680
West Japan Railway Co.	9,800	204,234
Yakult Honsha Co. Ltd.	6,100	124,595
Yamada Holdings Co. Ltd.	12,200	35,315
Yamaguchi Financial Group, Inc.	4,800	48,577
Yamaha Corp.	3,400	73,388
Yamaha Motor Co. Ltd.	21,000	193,443
Yamato Holdings Co. Ltd.	6,700	96,430
Yamazaki Baking Co. Ltd.	3,300	84,996
Yaskawa Electric Corp.	5,400	229,903
Yokogawa Electric Corp.	4,700	108,238
Yokohama Rubber Co. Ltd.	2,700	72,826
Zenkoku Hosho Co. Ltd.	1,000	35,718
Zensho Holdings Co. Ltd.	1,800	74,851
Zeon Corp.	3,900	33,865
ZOZO, Inc.	2,400	59,405
TOTAL JAPAN		97,697,425
Jordan - 0.0%
Hikma Pharmaceuticals PLC	3,452	83,588
Korea (South) - 3.6%
Advanced Nano Products Co. Ltd.	175	17,154
AfreecaTV Co. Ltd.	169	15,413
Alteogen, Inc. (a)	734	112,842
AMOREPACIFIC Corp.	531	47,682
AMOREPACIFIC Group, Inc.	698	14,015
BGF Retail Co. Ltd.	188	16,297
Bioneer Corp. (a)	423	9,480
BNK Financial Group, Inc.	5,459	32,275
Celltrion Pharm, Inc. (a)	382	29,349
Celltrion, Inc.	3,226	439,305
Cheil Worldwide, Inc.	1,520	21,025
Chunbo Co. Ltd.	96	6,245
CJ CheilJedang Corp.	155	33,533
CJ Corp.	288	26,075
CJ ENM Co. Ltd.	224	12,995
CJ Logistics Corp.	224	19,865
Cosmax, Inc.	164	14,751
Cosmo AM&T Co. Ltd. (a)	478	57,478
Cosmochemical Co. Ltd. (a)	580	16,136
Coupang, Inc. Class A (a)	23,008	409,312
Coway Co. Ltd.	1,057	44,090
CS Wind Corp.	571	21,999
Daeduck Electronics Co. Ltd.	632	11,191
Daejoo Electronic Materials Co. Ltd.	198	13,746
Daewoo Engineering & Construction Co. Ltd. (a)	3,995	11,040
DB HiTek Co. Ltd.	752	24,459
Db Insurance Co. Ltd.	1,009	71,990
Delivery Hero AG (a)(c)	3,990	114,092
DGB Financial Group Co. Ltd.	3,576	23,050
DL E&C Co. Ltd.	586	15,977
Dongjin Semichem Co. Ltd.	643	22,200
Dongkuk CM Co. Ltd.	326	1,558
Dongkuk Steel Mill Co. Ltd.	406	3,465
Dongkuk Steel Mill Co. Ltd.	174	1,056
Doosan Bobcat, Inc.	1,094	43,769
Doosan Co. Ltd.	234	26,179
Doosan Fuel Cell Co. Ltd. (a)	781	11,920
Doosan Heavy Industries & Construction Co. Ltd. (a)	8,952	116,201
Douzone Bizon Co. Ltd.	285	8,858
E-Mart, Inc.	395	19,988
Ecopro BM Co. Ltd.	919	188,945
Ecopro Co. Ltd.	388	189,153
EO Technics Co. Ltd.	166	23,601
F&F Co. Ltd.	338	17,955
Fila Holdings Corp.	831	23,611
Foosung Co. Ltd.	878	5,191
Foosung Co. Ltd. rights 4/11/24 (a)	120	116
Green Cross Corp.	122	11,317
GS Engineering & Construction Corp.	1,247	14,025
GS Holdings Corp.	1,006	36,149
GS Retail Co. Ltd.	855	12,954
Hana Financial Group, Inc.	5,848	255,199
Hana Tour Service, Inc.	206	9,798
HanAll BioPharma Co. Ltd. (a)	700	19,734
Hanjin Kal Corp.	736	32,391
Hankook Tire Co. Ltd.	1,496	59,963
Hanmi Pharm Co. Ltd.	128	32,433
Hanmi Science Co. Ltd.	786	25,827
Hanmi Semiconductor Co. Ltd.	1,042	103,450
Hanon Systems	3,437	15,228
Hansol Chemical Co. Ltd.	189	28,076
Hanwha Aerospace Co. Ltd.	674	103,618
Hanwha Corp.	964	20,141
Hanwha Life Insurance Co. Ltd.	5,993	12,877
Hanwha Ocean Co. Ltd. (a)	1,277	25,924
Hanwha Solutions Corp.	2,266	46,421
Hanwha Systems Co. Ltd.	1,163	14,829
HD Hyundai Co. Ltd.	857	43,748
HD Hyundai Heavy Industries Co. Ltd. (a)	366	32,188
HD Hyundai Infracore Co. Ltd.	2,555	16,204
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	917	81,664
Hite Jinro Co. Ltd.	699	10,617
HL Mando Co. Ltd.	679	17,155
HLB, Inc.	2,294	186,447
HMM Co. Ltd.	5,832	68,054
Hotel Shilla Co.	655	29,408
HUGEL, Inc. (a)	100	14,307
HYBE Co. Ltd. (a)	366	62,097
Hyosung Advanced Materials Co.	47	11,874
Hyosung TNC Co. Ltd.	49	11,200
Hyundai Bioscience Co. Ltd. (a)	699	10,876
Hyundai Department Store Co. Ltd.	277	10,651
Hyundai Elevator Co. Ltd.	406	12,468
Hyundai Engineering & Construction Co. Ltd.	1,431	35,252
Hyundai Glovis Co. Ltd.	437	58,473
Hyundai Marine & Fire Insurance Co. Ltd.	1,222	27,931
Hyundai Mipo Dockyard Co. Ltd. (a)	449	20,891
Hyundai Mobis	1,265	245,086
Hyundai Motor Co. Ltd.	2,768	486,039
Hyundai Rotem Co. Ltd. (a)	1,482	37,771
Hyundai Steel Co.	1,665	39,228
Hyundai Wia Corp.	314	13,237
Industrial Bank of Korea	6,453	66,695
JB Financial Group Co. Ltd.	2,083	20,124
JYP Entertainment Corp.	558	29,353
Kakao Corp.	6,046	243,682
Kakao Games Corp. (a)	853	14,757
Kakao Pay Corp. (a)	456	13,142
KakaoBank Corp.	6,860	142,819
Kangwon Land, Inc.	2,250	27,372
KB Financial Group, Inc.	7,509	391,105
KCC Corp.	70	13,744
KEPCO E&C	254	12,477
KEPCO Plant Service & Engineering Co. Ltd.	457	12,291
Kia Corp.	5,063	420,129
Kiwoom Securities Co. Ltd.	287	26,218
Koh Young Technology, Inc.	997	14,360
Kolon Industries, Inc.	327	9,206
Korea Aerospace Industries Ltd.	1,407	52,539
Korea Electric Power Corp. (a)	5,064	83,057
Korea Gas Corp.	570	11,508
Korea Investment Holdings Co. Ltd.	799	39,426
Korea Petro Chemical Industries Co. Ltd.	72	7,068
Korea Zinc Co. Ltd.	243	81,827
Korean Air Lines Co. Ltd.	3,643	58,570
Korean Reinsurance Co.	2,359	14,541
KRAFTON, Inc. (a)	658	121,877
KT&G Corp.	2,020	140,232
Kum Yang Co. Ltd. (a)	642	53,796
Kumho Petro Chemical Co. Ltd.	333	34,664
L&F Co. Ltd.	506	66,056
Leeno Industrial, Inc.	204	38,995
LegoChem Biosciences, Inc. (a)	471	25,858
LG Chemical Ltd.	940	306,434
LG Corp.	2,235	145,057
LG Display Co. Ltd. (a)	5,923	46,443
LG Electronics, Inc.	2,160	154,912
LG Energy Solution (a)	795	236,488
LG H & H Co. Ltd.	183	52,403
LG Innotek Co. Ltd.	274	40,094
LG Uplus Corp.	4,328	32,226
Lotte Chemical Corp.	351	31,206
Lotte Confectionery Co. Ltd.	762	15,723
Lotte Energy Materials Corp.	407	15,062
Lotte Fine Chemical Co. Ltd.	306	10,758
Lotte Shopping Co. Ltd.	228	12,433
LS Corp.	334	28,260
LS Electric Co. Ltd.	296	21,580
LX International Corp.	518	10,189
Lx Semicon Co. Ltd.	203	12,077
Medytox, Inc.	100	10,928
Meritz Financial Holdings Co.	2,207	133,592
Mirae Asset Securities Co. Ltd.	5,014	30,202
Naturecell Co. Ltd. (a)	1,197	8,727
NAVER Corp.	3,019	418,498
NCSOFT Corp.	321	48,992
Netmarble Corp. (a)(c)	404	18,887
NH Investment & Securities Co. Ltd.	2,639	23,052
NongShim Co. Ltd.	65	17,939
Oci Co. Ltd.	86	5,473
Oci Holdings Co. Ltd.	284	19,800
Orion Corp./Republic of Korea	505	34,347
Pan Ocean Co., Ltd. (Korea)	4,481	14,143
Paradise Co. Ltd.	790	8,376
Pearl Abyss Corp. (a)	557	12,525
People & Technology, Inc.	365	11,426
POSCO	1,488	464,132
POSCO Chemtech Co. Ltd.	619	138,731
Posco International Corp.	921	36,302
S-Oil Corp.	832	48,019
S.M. Entertainment Co. Ltd.	226	14,300
S1 Corp.	344	15,572
Sam Chun Dang Pharm Co. Ltd. (a)	272	27,689
Samsung Biologics Co. Ltd. (a)(c)	370	228,351
Samsung C&T Corp.	1,745	206,987
Samsung Card Co. Ltd.	434	12,364
Samsung Electro-Mechanics Co. Ltd.	1,104	122,610
Samsung Electronics Co. Ltd.	102,773	6,152,430
Samsung Engineering Co. Ltd. (a)	3,120	58,252
Samsung Fire & Marine Insurance Co. Ltd.	653	149,495
Samsung Heavy Industries Co. Ltd. (a)	14,163	90,452
Samsung Life Insurance Co. Ltd.	1,887	133,515
Samsung SDI Co. Ltd.	1,045	369,697
Samsung SDS Co. Ltd.	790	95,756
Samsung Securities Co. Ltd.	1,309	39,472
SD Biosensor, Inc.	755	6,617
Seegene, Inc.	632	11,519
Shinhan Financial Group Co. Ltd.	9,769	343,716
Shinsegae Co. Ltd.	129	16,276
SK Biopharmaceuticals Co. Ltd. (a)	567	38,858
SK Bioscience Co. Ltd. (a)	483	22,079
SK Chemicals Co. Ltd.	214	10,020
SK Hynix, Inc.	10,805	1,426,556
SK IE Technology Co. Ltd. (a)(c)	551	29,842
SK Innovation Co., Ltd.	1,127	98,863
SK Square Co. Ltd. (a)	1,933	112,567
SK, Inc.	734	99,301
SKC Co. Ltd.	386	34,204
SOLUM Co. Ltd. (a)	725	13,268
Solus Advanced Materials Co. Lt	764	9,923
Soulbrain Co. Ltd.	87	18,854
ST Pharm Co. Ltd.	204	13,663
Studio Dragon Corp. (a)	257	8,749
Taihan Electric Wire Co. Ltd.	2,164	16,434
WeMade Entertainment Co. Ltd.	380	17,061
WONIK IPS Co. Ltd.	632	17,091
Woori Financial Group, Inc.	13,719	148,298
Youngone Corp.	401	12,018
Yuhan Corp.	1,130	64,800
TOTAL KOREA (SOUTH)		20,140,290
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	29,688	64,258
Boubyan Bank KSC	26,218	52,828
Gulf Bank	44,109	42,145
Kuwait Finance House KSCP	179,983	467,944
Mabanee Co. SAKC	13,642	35,069
Mobile Telecommunication Co.	42,175	67,299
National Bank of Kuwait	158,595	494,804
National Industries Group Holding SAK	40,084	28,659
TOTAL KUWAIT		1,253,006
Luxembourg - 0.1%
Aperam SA	888	28,060
ArcelorMittal SA (Netherlands)	9,213	253,009
Eurofins Scientific SA	2,583	164,636
RTL Group SA	729	24,601
SES SA (France) (depositary receipt)	6,713	44,758
TOTAL LUXEMBOURG		515,064
Macau - 0.1%
Galaxy Entertainment Group Ltd.	41,000	205,867
Sands China Ltd. (a)	48,400	136,353
TOTAL MACAU		342,220
Malaysia - 0.4%
AMMB Holdings Bhd	45,000	39,647
Axiata Group Bhd	63,399	36,033
CelcomDigi Bhd	68,400	60,842
CIMB Group Holdings Bhd	148,871	206,023
Dialog Group Bhd	77,900	37,033
Gamuda Bhd	55,844	62,180
Genting Bhd	43,300	43,181
Genting Malaysia Bhd	57,200	32,993
Hong Leong Bank Bhd	14,600	59,720
IHH Healthcare Bhd	62,400	79,500
Inari Amertron Bhd	66,200	44,199
IOI Corp. Bhd	60,100	50,157
Kuala Lumpur Kepong Bhd	11,471	54,047
Malayan Banking Bhd	146,958	299,629
Malaysia Airports Holdings Bhd	22,705	47,492
Maxis Bhd	47,500	33,821
MISC Bhd	27,100	43,802
MR DIY Group M Sdn Bhd (c)	82,900	26,273
Nestle (Malaysia) Bhd	1,300	32,411
Petronas Chemicals Group Bhd	58,000	83,207
Petronas Dagangan Bhd	7,400	33,615
Petronas Gas Bhd	19,100	70,783
PPB Group Bhd	14,300	47,133
Press Metal Aluminium Holdings	78,100	76,895
Public Bank Bhd	302,300	268,896
QL Resources Bhd	22,700	28,201
RHB Bank Bhd	41,643	49,623
Sime Darby Bhd	61,400	33,729
Sime Darby Plantation Bhd	73,376	67,438
Telekom Malaysia Bhd	41,139	52,239
Tenaga Nasional Bhd	56,700	134,652
Top Glove Corp. Bhd (a)	97,400	16,463
V.S. Industry Bhd warrants 6/14/24 (a)	7,320	8
TOTAL MALAYSIA		2,251,865
Malta - 0.0%
Kindred Group PLC (depository receipt)	4,683	54,381
Mexico - 0.7%
Alfa SA de CV Series A	62,400	46,431
America Movil S.A.B. de CV Series L	413,700	387,708
Arca Continental S.A.B. de CV	9,300	101,506
Banco del Bajio SA (c)	15,300	59,637
Borr Drilling Ltd.	3,847	24,450
CEMEX S.A.B. de CV unit (a)	302,000	266,495
Coca-Cola FEMSA S.A.B. de CV unit	10,600	102,260
Fibra Uno Administracion SA de CV	56,300	93,503
Fomento Economico Mexicano S.A.B. de CV unit	36,700	476,044
Gruma S.A.B. de CV Series B	3,645	68,118
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	7,830	125,759
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	3,655	115,284
Grupo Aeroportuario Norte S.A.B. de CV	5,600	55,045
Grupo Bimbo S.A.B. de CV Series A	30,000	141,604
Grupo Carso SA de CV Series A1	10,800	96,225
Grupo Elektra SA de CV	1,115	77,293
Grupo Financiero Banorte S.A.B. de CV Series O	49,600	526,208
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	35,500	109,183
Grupo Mexico SA de CV Series B	62,200	367,150
Grupo Televisa SA de CV	48,700	30,407
Industrias Penoles SA de CV (a)	3,795	53,638
Kimberly-Clark de Mexico SA de CV Series A	28,600	66,406
Ollamani S.A.B. (b)	2,435	4,399
Orbia Advance Corp. S.A.B. de CV	19,400	40,528
Promotora y Operadora de Infraestructura S.A.B. de CV	3,805	40,285
Ternium SA sponsored ADR	970	40,371
Wal-Mart de Mexico SA de CV Series V	97,700	393,750
TOTAL MEXICO		3,909,687
Netherlands - 3.5%
Adyen BV (a)(c)	620	1,047,265
Akzo Nobel NV	3,409	254,712
Argenx SE (a)	1,184	466,820
ASM International NV (Netherlands)	922	562,901
ASML Holding NV (Netherlands)	8,072	7,825,496
Euronext NV (c)	1,969	187,359
EXOR NV	2,021	224,686
Heineken Holding NV	2,020	163,010
Heineken NV (Bearer)	5,071	488,883
IMCD NV	1,139	200,726
ING Groep NV (Certificaten Van Aandelen)	72,397	1,191,893
Koninklijke Ahold Delhaize NV	19,512	583,834
Koninklijke KPN NV	65,291	244,215
Koninklijke Philips Electronics NV	18,462	369,498
NN Group NV	5,703	263,458
Randstad NV	2,469	130,307
Shell PLC (London)	131,984	4,379,163
Universal Music Group NV	15,294	459,590
Wolters Kluwer NV	4,981	780,269
TOTAL NETHERLANDS		19,824,085
New Zealand - 0.2%
Auckland International Airport Ltd.	26,158	130,495
Chorus Ltd.	8,679	39,875
Contact Energy Ltd.	15,698	81,126
Fisher & Paykel Healthcare Corp.	11,623	178,118
Fletcher Building Ltd.	15,923	39,194
Infratil Ltd.	16,601	108,010
Mainfreight Ltd.	1,708	71,125
Mercury Nz Ltd.	13,310	55,108
Meridian Energy Ltd.	24,756	87,412
Spark New Zealand Ltd.	36,924	105,117
The a2 Milk Co. Ltd. (a)	14,172	57,407
Xero Ltd. (a)	2,812	244,301
TOTAL NEW ZEALAND		1,197,288
Norway - 0.4%
Aker ASA (A Shares)	468	26,878
Aker BP ASA	6,189	153,806
AutoStore Holdings Ltd. (a)(c)	17,826	32,806
DNB Bank ASA	17,903	354,712
Entra ASA (c)	1,329	13,735
Equinor ASA	19,824	531,569
Europris ASA (c)	3,408	24,485
Frontline PLC	2,802	63,594
Gjensidige Forsikring ASA	3,858	55,863
Kongsberg Gruppen ASA	1,756	121,229
Leroy Seafood Group ASA	5,787	25,458
Mowi ASA	8,900	163,096
Nordic VLSI ASA (a)	3,497	27,637
Norsk Hydro ASA	26,960	148,156
Orkla ASA	15,026	105,936
Salmar ASA	1,439	94,824
Schibsted ASA:
(A Shares)	1,576	50,344
(B Shares)	1,752	53,029
Sparebank 1 Sr Bank ASA (primary capital certificate)	3,816	47,803
Sparebanken Midt-Norge	2,496	31,681
Storebrand ASA (A Shares)	9,310	85,755
Telenor ASA	12,602	140,164
TGS ASA (b)	2,558	27,850
Tomra Systems ASA (b)	4,625	72,230
TOTAL NORWAY		2,452,640
Peru - 0.1%
Compania de Minas Buenaventura SAA sponsored ADR	4,768	75,716
Credicorp Ltd. (United States)	1,358	230,086
TOTAL PERU		305,802
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	44,360	36,969
ACEN Corp.	178,510	12,225
Ayala Corp.	4,870	55,442
Ayala Land, Inc.	117,800	67,578
Bank of the Philippine Islands (BPI)	39,449	82,874
BDO Unibank, Inc.	42,058	115,587
Globe Telecom, Inc.	668	21,020
International Container Terminal Services, Inc.	16,370	92,599
JG Summit Holdings, Inc.	61,361	39,731
Jollibee Food Corp.	8,970	40,305
Manila Electric Co.	5,780	36,705
Metropolitan Bank & Trust Co.	36,416	42,203
Monde Nissin Corp. (c)	148,800	28,904
PLDT, Inc.	1,725	41,959
SM Investments Corp.	9,780	169,098
SM Prime Holdings, Inc.	231,100	134,425
Universal Robina Corp.	17,220	32,255
TOTAL PHILIPPINES		1,049,879
Poland - 0.3%
Allegro.eu SA (a)(c)	8,484	70,273
Bank Polska Kasa Opieki SA	3,507	159,665
CD Projekt SA	1,413	41,354
Dino Polska SA (a)(c)	959	93,084
Grupa Kety SA	189	35,961
InPost SA (a)	4,283	66,007
KGHM Polska Miedz SA (Bearer)	2,719	77,704
Kruk SA	352	39,040
LPP SA	21	80,440
Orange Polska SA (b)	13,074	26,519
Orlen SA	11,606	189,099
PGE Polska Grupa Energetyczna SA (a)	17,449	31,462
Powszechna Kasa Oszczednosci Bank SA	17,216	255,764
Powszechny Zaklad Ubezpieczen SA	11,362	138,843
Santander Bank Polska SA	675	96,240
TOTAL POLAND		1,401,455
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	158,837	53,568
Energias de Portugal SA	59,565	231,985
Galp Energia SGPS SA Class B	8,907	147,254
Jeronimo Martins SGPS SA	5,532	109,695
NOS SGPS	3,196	12,502
REN - Redes Energeticas Nacionais SGPS SA	6,554	15,556
TOTAL PORTUGAL		570,560
Qatar - 0.2%
Barwa Real Estate Co.	44,157	33,472
Industries Qatar QSC	37,346	122,777
Masraf al Rayan	135,067	88,066
Mesaieed Petrochemical Holding Co.	84,356	45,433
Qatar Electricity & Water Co.	10,749	47,914
Qatar Fuel Co.	13,020	52,817
Qatar Gas Transport Co. Ltd. (Nakilat)	53,033	58,014
Qatar International Islamic Bank QSC	22,465	67,438
Qatar Islamic Bank	33,331	173,933
Qatar National Bank SAQ	89,031	347,223
The Commercial Bank of Qatar	62,882	85,230
TOTAL QATAR		1,122,317
Romania - 0.0%
NEPI Rockcastle PLC	10,137	70,006
Russia - 0.0%
Alrosa Co. Ltd. (a)(d)	37,350	6,246
Gazprom OAO (a)(d)	183,050	19,252
LUKOIL PJSC (a)(d)	5,452	1,696
Magnit OJSC (a)(d)	1,150	24
MMC Norilsk Nickel PJSC (a)(d)	917	6,130
Mobile TeleSystems OJSC sponsored ADR (a)(d)	6,301	6,276
Novatek PJSC (a)(d)	14,792	415
Polyus PJSC (a)(d)	494	1,168
Sberbank of Russia (a)(d)	163,450	1,010
Severstal PAO (a)(d)	2,873	64
Surgutneftegas OJSC (a)(d)	146,500	1,802
Tatneft PAO (a)(d)	23,930	2,992
VK Co. Ltd. GDR (Reg. S) (a)(d)	1,767	0
TOTAL RUSSIA		47,075
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	9,132	32,481
ACWA Power Co.	2,629	237,630
Advanced Petrochemicals Co.	2,489	26,015
Al Rajhi Bank	39,297	870,705
Alinma Bank	19,560	228,430
Almarai Co. Ltd.	4,542	69,271
Arabian Internet and Communications Services Co. Ltd.	468	47,193
Bank Al-Jazira (a)	8,123	43,317
Bank Albilad	9,776	126,550
Banque Saudi Fransi	11,791	122,453
Dar Al Arkan Real Estate Development Co. (a)	10,510	38,728
Dr Sulaiman Al Habib Medical Services Group Co.	1,679	140,390
Elm Co.	526	134,498
Emaar The Economic City (a)	11,188	24,759
Etihad Etisalat Co.	7,548	105,859
Jarir Marketing Co.	11,809	46,285
Mobile Telecommunications Co. Saudi Arabia	8,518	28,662
Mouwasat Medical Services Co.	1,877	68,264
Nahdi Medical Co.	804	31,727
National Industrialization Co. (a)	6,682	23,589
Riyad Bank	27,583	219,164
Sabic Agriculture-Nutrients Co.	4,658	152,265
Sahara International Petrochemical Co.	7,304	60,274
Saudi Arabian Mining Co.	24,347	327,829
Saudi Awwal Bank	7,395	81,827
Saudi Basic Industries Corp.	18,001	374,851
Saudi Cement Co.	1,543	19,172
Saudi Electricity Co.	15,687	82,733
Saudi Industrial Investment Group	7,485	44,665
Saudi Investment Bank/The	9,652	42,618
Saudi Kayan Petrochemical Co. (a)	14,804	35,604
Saudi Research & Marketing Group (a)	799	61,355
Saudi Tadawul Group Holding Co.	971	70,628
Saudi Telecom Co.	35,984	379,940
The Co. for Cooperative Insurance	1,479	63,884
The Saudi National Bank	58,770	639,332
The Savola Group	5,215	78,562
Yanbu National Petrochemical Co.	5,638	55,997
TOTAL SAUDI ARABIA		5,237,506
Singapore - 1.0%
CapitaLand Ascendas REIT	71,006	145,667
Capitaland Ascott Trust unit	50,647	35,446
CapitaLand Integrated Commercial Trust	101,195	148,392
CapitaLand Investment Ltd.	48,220	95,708
City Developments Ltd.	10,200	44,192
ComfortDelgro Corp. Ltd.	43,000	44,584
DBS Group Holdings Ltd.	36,793	981,782
Frasers Logistics & Industrial Trust	57,800	45,375
Genting Singapore Ltd.	115,300	75,572
Grab Holdings Ltd. (a)	41,607	130,646
Jardine Cycle & Carriage Ltd.	1,800	32,221
Keppel (REIT)	46,220	29,781
Keppel DC (REIT)	26,600	34,081
Keppel Ltd.	27,600	150,034
Mapletree Industrial (REIT)	41,234	71,459
Mapletree Logistics Trust (REIT)	68,111	73,647
Mapletree Pan Asia Commercial Trust	45,646	43,271
NetLink NBN Trust	57,700	36,537
Oversea-Chinese Banking Corp. Ltd.	77,785	777,130
SATS Ltd. (a)	21,023	40,481
Sea Ltd. ADR (a)	6,879	369,471
Seatrium Ltd. (a)	847,696	49,597
Sembcorp Industries Ltd.	18,200	72,787
Singapore Airlines Ltd.	26,950	127,739
Singapore Exchange Ltd.	16,500	112,546
Singapore Technologies Engineering Ltd.	30,600	91,103
Singapore Telecommunications Ltd.	142,400	267,615
STMicroelectronics NV (Italy)	13,147	565,757
Suntec (REIT)	44,400	35,513
United Overseas Bank Ltd.	30,700	667,419
UOL Group Ltd.	9,200	39,178
Venture Corp. Ltd.	5,500	58,126
TOTAL SINGAPORE		5,492,857
South Africa - 0.8%
Absa Group Ltd.	16,654	130,251
Anglo American Platinum Ltd.	1,113	45,160
Anglo American PLC (United Kingdom)	26,752	659,245
Aspen Pharmacare Holdings Ltd.	7,390	85,598
Bid Corp. Ltd.	6,693	163,194
Bidvest Group Ltd./The	6,820	87,324
Capitec Bank Holdings Ltd.	1,809	200,173
Clicks Group Ltd.	4,694	73,387
Discovery Ltd.	10,090	64,264
Exxaro Resources Ltd.	4,905	43,762
FirstRand Ltd.	106,480	347,044
Foschini Group Ltd./The	6,755	35,505
Gold Fields Ltd.	17,854	286,421
Growthpoint Properties Ltd.	66,984	39,823
Harmony Gold Mining Co. Ltd.	10,836	89,602
Impala Platinum Holdings Ltd.	17,580	72,627
Life Healthcare Group Holdings Ltd.	28,132	25,533
Mr Price Group Ltd.	5,123	47,013
MTN Group Ltd.	33,518	165,891
MultiChoice Group Ltd. (a)	5,492	32,940
Naspers Ltd. Class N	3,713	658,215
Nedbank Group Ltd.	9,766	117,909
Northam Platinum Holdings Ltd.	7,206	42,966
Old Mutual Ltd.	86,484	53,653
OUTsurance Group Ltd.	15,024	33,316
Remgro Ltd.	10,656	68,701
Sanlam Ltd.	34,722	127,210
Sappi Ltd.	11,406	30,286
Sasol Ltd.	11,543	89,203
Shoprite Holdings Ltd.	9,443	123,367
Sibanye-Stillwater Ltd.	55,761	63,818
Spar Group Ltd./The (a)	3,957	18,477
Standard Bank Group Ltd.	26,819	262,299
Thungela Resources Ltd.	2,911	18,732
Tiger Brands Ltd.	3,136	33,213
Vodacom Group Ltd.	13,928	72,471
Woolworths Holdings Ltd.	17,952	56,121
TOTAL SOUTH AFRICA		4,564,714
Spain - 1.6%
Abertis Infraestructuras SA (d)	363	0
Acciona SA	497	60,509
ACS Actividades de Construccion y Servicios SA	3,995	167,142
Aena SME SA (c)	1,469	289,152
Amadeus IT Holding SA Class A	9,008	577,655
Banco Bilbao Vizcaya Argentaria SA	119,520	1,423,304
Banco de Sabadell SA	112,332	176,331
Banco Santander SA (Spain)	324,185	1,583,460
Bankinter SA	13,043	95,433
CaixaBank SA	81,001	392,634
Cellnex Telecom SA (c)	11,726	414,804
EDP Renovaveis SA	5,946	80,474
Enagas SA	4,790	71,133
Endesa SA	6,357	117,722
Grifols SA (a)	5,598	50,357
Grifols SA ADR (a)	289	1,931
Iberdrola SA	115,591	1,435,681
Industria de Diseno Textil SA	22,468	1,131,405
Merlin Properties Socimi SA	6,718	72,296
Naturgy Energy Group SA	3,699	80,212
Redeia Corp. SA	8,165	139,223
Repsol SA	25,530	426,127
Telefonica SA	114,927	507,546
TOTAL SPAIN		9,294,531
Sweden - 2.2%
AAK AB	3,681	87,486
AddTech AB (B Shares)	5,202	118,484
AFRY AB (B Shares)	1,733	27,685
Alfa Laval AB	5,780	227,226
ASSA ABLOY AB (B Shares)	19,840	569,374
Atlas Copco AB:
(A Shares)	51,851	875,689
(B Shares)	31,019	458,301
Avanza Bank Holding AB	2,407	51,922
Axfood AB	2,167	63,002
Beijer Ref AB (B Shares)	7,820	116,160
Billerud AB	4,393	39,407
Boliden AB	5,470	151,902
Bravida Holding AB (c)	4,175	36,625
Castellum AB (a)	8,470	111,493
Dometic Group AB (c)	6,278	50,757
Electrolux AB (B Shares) (a)	4,484	40,056
Elekta AB (B Shares)	7,355	55,451
Embracer Group AB (a)(b)	17,861	38,954
Epiroc AB:
(A Shares)	12,508	234,807
(B Shares)	7,813	132,333
EQT AB	6,873	217,414
Essity AB (B Shares)	12,063	286,474
Evolution AB (c)	3,860	479,831
Fabege AB	4,898	45,804
Fastighets AB Balder (a)	13,258	97,453
Fortnox AB	9,716	60,761
Getinge AB (B Shares)	4,419	88,925
H&M Hennes & Mauritz AB (B Shares) (b)	12,327	201,051
Hexagon AB (B Shares)	42,022	497,402
HEXPOL AB (B Shares)	5,167	63,043
Holmen AB (B Shares)	1,853	75,373
Hufvudstaden AB (A Shares)	2,311	28,067
Husqvarna AB (B Shares)	6,980	59,758
Industrivarden AB:
(A Shares)	2,922	100,485
(C Shares)	3,184	109,495
Indutrade AB	5,309	144,777
Investment AB Latour (B Shares)	2,797	73,557
Investor AB (B Shares)	36,451	914,851
Kinnevik AB (B Shares) (a)	5,039	56,467
L E Lundbergforetagen AB	1,453	78,650
Lagercrantz Group AB (B Shares)	4,129	63,185
Lifco AB	4,259	111,250
Loomis AB (B Shares)	1,379	38,495
Nibe Industrier AB (B Shares)	30,670	150,599
Nordnet AB	3,303	60,604
Saab AB (B Shares)	1,651	146,838
Sagax AB	4,136	109,119
Sandvik AB	21,574	478,960
Securitas AB (B Shares)	10,157	104,711
Sinch AB (a)(c)	14,006	35,139
Skandinaviska Enskilda Banken AB (A Shares)	33,422	452,590
Skanska AB (B Shares)	7,128	126,858
SKF AB (B Shares)	7,485	152,791
SSAB AB (B Shares)	12,604	92,905
Svenska Cellulosa AB SCA (B Shares)	11,991	184,055
Svenska Handelsbanken AB (A Shares) (b)	31,516	318,626
Sweco AB (B Shares)	4,203	47,315
Swedbank AB (A Shares)	18,337	363,691
Swedish Orphan Biovitrum AB (a)	4,604	114,928
Tele2 AB (B Shares)	11,114	91,267
Telefonaktiebolaget LM Ericsson (B Shares)	61,653	331,580
Telia Co. AB	46,419	118,953
Thule Group AB (c)	2,145	64,667
Trelleborg AB (B Shares)	4,513	161,438
Viaplay Group AB (B Shares) (a)	8,792	779
Vitrolife AB	1,508	28,317
Volvo AB:
(A Shares)	3,913	107,768
(B Shares) (b)	31,664	858,158
Volvo Car AB (a)	10,546	39,981
Wallenstam AB (B Shares)	8,742	42,754
Wihlborgs Fastigheter AB	5,296	49,081
TOTAL SWEDEN		12,214,154
Switzerland - 3.5%
ABB Ltd. (Reg.)	32,455	1,505,597
Adecco SA (Reg.)	3,367	133,134
Alcon, Inc. (Switzerland)	9,992	828,078
Baloise Holdings AG	917	143,674
Compagnie Financiere Richemont SA Series A	10,462	1,592,739
DSM-Firmenich AG	4,145	471,331
Geberit AG (Reg.)	668	394,793
Givaudan SA	159	708,038
Julius Baer Group Ltd.	4,119	238,895
Kuehne & Nagel International AG	1,109	308,653
Lindt & Spruengli AG	2	241,282
Lindt & Spruengli AG (participation certificate)	21	251,250
Logitech International SA (Reg.)	3,180	284,767
Lonza Group AG	1,489	889,824
Novartis AG	41,491	4,018,754
Partners Group Holding AG	438	625,541
Sandoz Group AG	8,636	260,559
Schindler Holding AG (participation certificate)	812	204,474
SGS SA (Reg.)	3,047	295,628
Sika AG	3,215	957,531
Sonova Holding AG	958	277,356
Straumann Holding AG	2,328	371,716
Swatch Group AG (Bearer)	580	135,304
Swiss Life Holding AG	590	413,592
Swisscom AG	508	310,596
UBS Group AG	61,009	1,876,576
VAT Group AG (c)	539	279,287
Zurich Insurance Group Ltd.	2,928	1,578,851
TOTAL SWITZERLAND		19,597,820
Taiwan - 5.0%
Accton Technology Corp.	10,000	143,272
Acer, Inc.	61,000	88,921
Advantech Co. Ltd.	10,028	127,536
Alchip Technologies Ltd.	1,000	98,900
AP Memory Technology Corp.	3,000	36,373
ASE Technology Holding Co. Ltd.	69,000	334,948
Asia Cement Corp.	51,000	65,260
Asia Vital Components Co. Ltd.	6,000	101,619
ASMedia Technology, Inc.	1,000	72,183
ASPEED Tech, Inc.	1,000	104,056
ASUSTeK Computer, Inc.	14,000	185,270
AUO Corp.	142,600	80,653
BizLink Holding, Inc.	3,070	24,654
Catcher Technology Co. Ltd.	14,000	95,150
Cathay Financial Holding Co. Ltd.	193,897	292,342
Chailease Holding Co. Ltd.	31,935	171,141
Chang Hwa Commercial Bank	142,388	80,756
Cheng Shin Rubber Industry Co. Ltd.	42,000	65,227
Chicony Electronics Co. Ltd.	14,010	96,969
China Airlines Ltd.	58,000	35,342
China Development Financial Ho (a)	336,000	145,416
China Petrochemical Development Corp. (a)	73,479	21,652
China Steel Corp.	251,000	186,670
Chipbond Technology Corp.	12,000	29,211
Chroma ATE, Inc.	8,000	63,121
Chung Hsin Electric & Machinery Manufacturing Corp.	8,000	44,247
Chung Hung Steel Co. Ltd.	18,000	12,402
Chunghwa Telecom Co. Ltd.	76,000	298,552
Compal Electronics, Inc.	83,000	99,334
Compeq Manufacturing Co. Ltd.	21,000	51,316
CTBC Financial Holding Co. Ltd.	391,000	395,863
Delta Electronics, Inc.	39,000	417,396
E Ink Holdings, Inc.	18,000	127,680
E.SUN Financial Holdings Co. Ltd.	314,825	267,093
ECLAT Textile Co. Ltd.	4,000	68,371
Elan Microelectronics Corp.	6,000	30,092
Elite Material Co. Ltd.	6,000	75,558
Elite Semiconductor Memory Technology, Inc.	5,000	13,671
eMemory Technology, Inc.	1,000	74,995
ENNOSTAR, Inc. (a)	13,500	16,304
EVA Airways Corp.	54,562	53,877
Evergreen Marine Corp. (Taiwan)	20,670	113,678
Far Eastern International Bank	73,833	32,877
Far Eastern New Century Corp.	77,000	79,522
Far EasTone Telecommunications Co. Ltd.	32,000	80,895
Faraday Technology Corp.	4,154	43,420
Feng Tay Enterprise Co. Ltd.	13,020	64,282
First Financial Holding Co. Ltd.	220,027	189,761
Fitipower Integrated Technology, Inc.	1,950	16,452
FLEXium Interconnect, Inc.	6,000	17,193
Formosa Chemicals & Fibre Corp.	81,000	138,451
Formosa Petrochemical Corp.	34,000	72,883
Formosa Plastics Corp.	96,000	204,287
Foxconn Technology Co. Ltd.	22,000	44,753
Fubon Financial Holding Co. Ltd.	168,987	365,940
Genius Electronic Optical Co. Ltd.	2,000	31,811
Giant Manufacturing Co. Ltd.	6,181	43,457
Gigabyte Technology Co. Ltd.	10,000	97,806
Global Unichip Corp.	2,000	76,245
GlobalWafers Co. Ltd.	4,000	69,371
Great Wall Enterprise Co. Ltd.	15,945	28,749
HannStar Display Corp. (a)	43,000	14,377
Highwealth Construction Corp.	32,088	40,609
Himax Technologies, Inc. sponsored ADR (b)	2,359	12,621
HIWIN Technologies Corp.	5,479	47,767
Hon Hai Precision Industry Co. Ltd. (Foxconn)	241,600	1,173,952
Hotai Motor Co. Ltd.	7,120	143,949
HTC Corp. (a)	15,000	22,335
Hua Nan Financial Holdings Co. Ltd.	204,013	145,988
IBF Financial Holdings Co. Ltd. (a)	61,037	26,511
Innolux Corp.	180,558	85,760
International Games Systems Co. Ltd.	3,000	105,462
Inventec Corp.	63,000	115,165
King Yuan Electronics Co. Ltd.	22,000	72,870
King's Town Bank Co. Ltd.	19,000	30,636
Kinsus Interconnect Technology Corp.	6,000	18,543
Largan Precision Co. Ltd.	2,000	151,866
Lien Hwa Industrial Corp.	22,044	46,841
Lite-On Technology Corp.	45,000	149,053
Lotes Co. Ltd.	2,045	88,505
Macronix International Co. Ltd.	38,060	31,695
Makalot Industrial Co. Ltd.	4,203	48,003
MediaTek, Inc.	32,000	1,159,928
Mega Financial Holding Co. Ltd.	232,111	291,934
Merida Industry Co. Ltd.	4,000	26,561
Micro-Star International Co. Ltd.	14,000	73,058
momo.com, Inc.	1,716	21,073
Nan Ya Plastics Corp.	113,000	194,560
Nan Ya Printed Circuit Board Corp.	4,000	24,748
Nanya Technology Corp.	24,000	50,697
Nien Made Enterprise Co. Ltd.	4,000	44,372
Novatek Microelectronics Corp.	11,000	202,456
Oneness Biotech Co. Ltd.	6,551	35,619
Pegatron Corp.	41,000	127,733
PharmaEssentia Corp. (a)	6,000	59,996
Phison Electronics Corp.	3,000	64,683
Polaris Group (a)	7,341	16,539
Pou Chen Corp.	49,000	55,504
Powerchip Semiconductor Manufacturing Corp.	60,999	49,368
Powertech Technology, Inc.	14,000	87,932
Poya International Co. Ltd.	1,050	16,323
President Chain Store Corp.	11,000	91,260
Primax Electronics Ltd.	9,000	24,130
Qisda Corp.	32,000	44,847
Quanta Computer, Inc.	56,000	489,969
Radiant Opto-Electronics Corp.	10,000	53,903
Realtek Semiconductor Corp.	10,000	174,052
Ruentex Development Co. Ltd.	37,371	40,930
Ruentex Industries Ltd.	15,561	28,981
Shin Kong Financial Holding Co. Ltd. (a)	309,543	77,961
Silicon Motion Tech Corp. sponsored ADR	651	50,088
Simplo Technology Co. Ltd.	4,000	56,434
SINBON Electronics Co. Ltd.	4,000	34,998
Sino-American Silicon Products, Inc.	11,000	73,902
Sinopac Financial Holdings Co.	246,073	165,320
Synnex Technology International Corp.	25,000	61,246
Ta Chen Stainless Pipe Co. Ltd.	40,315	46,737
Taichung Commercial Bank Co. Ltd.	73,646	39,237
Taishin Financial Holdings Co. Ltd.	247,984	139,095
Taiwan Business Bank	122,216	60,722
Taiwan Cement Corp.	131,162	129,924
Taiwan Cooperative Financial Holding Co. Ltd.	210,650	171,142
Taiwan Fertilizer Co. Ltd.	15,000	29,670
Taiwan High Speed Rail Corp.	45,000	42,396
Taiwan Mobile Co. Ltd.	35,000	111,556
Taiwan Semiconductor Manufacturing Co. Ltd.	488,000	11,691,179
Tatung Co. Ltd. (a)	36,000	64,908
TECO Electric & Machinery Co. Ltd.	31,000	55,312
The Shanghai Commercial & Savings Bank Ltd.	97,131	146,446
Tong Hsing Electronics Industries Ltd.	3,640	16,720
Tripod Technology Corp.	9,000	57,512
Tung Ho Steel Enterprise Corp.	9,370	20,086
Uni-President Enterprises Corp.	95,000	226,798
Unimicron Technology Corp.	26,000	154,365
United Integrated Services Co.	3,000	36,420
United Microelectronics Corp.	233,000	378,420
United Renewable Energy Co. Ltd.	29,248	10,419
Vanguard International Semiconductor Corp.	18,000	47,697
Voltronic Power Technology Corp.	1,000	51,559
Walsin Lihwa Corp.	60,308	70,481
Walsin Technology Corp.	7,000	24,389
Wan Hai Lines Ltd.	28,000	38,498
Win Semiconductors Corp.	8,000	36,373
Winbond Electronics Corp.	59,090	49,854
Wisdom Marine Lines Co. Ltd.	9,000	16,565
Wistron Corp.	58,058	218,611
Wiwynn Corp.	2,000	136,866
WPG Holding Co. Ltd.	33,920	101,754
Yageo Corp.	6,571	121,967
Yang Ming Marine Transport Corp.	35,000	48,231
YFY, Inc.	26,000	24,211
Yuanta Financial Holding Co. Ltd.	252,870	237,841
Yulon Finance Corp.	6,233	28,144
Yulon Motor Co. Ltd.	12,560	26,767
Zhen Ding Technology Holding Ltd.	13,000	50,778
TOTAL TAIWAN		28,208,489
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	3,700	20,696
Advanced Information Service PCL NVDR	17,700	99,007
Airports of Thailand PCL:
(For. Reg.)	15,700	28,090
NVDR	70,000	125,240
Asset World Corp. PCL NVDR	172,900	19,532
B. Grimm Power PCL:
(For. Reg.)	2,800	2,131
NVDR	21,500	16,359
Bangkok Bank PCL NVDR	11,600	44,212
Bangkok Chain Hospital PCL NVDR	24,400	13,782
Bangkok Commercial Asset Management PCL:
(For. Reg.)	3,000	818
NVDR	20,600	5,620
Bangkok Dusit Medical Services PCL NVDR	95,600	74,053
Bangkok Expressway and Metro PCL:
(For. Reg.)	53,200	11,670
NVDR	97,600	21,409
Banpu PCL NVDR	82,400	12,427
Berli Jucker PCL:
(For. Reg.)	2,100	1,405
NVDR	16,700	11,173
BTS Group Holdings PCL NVDR	127,100	19,516
Bumrungrad Hospital PCL:
(For. Reg.)	500	3,057
NVDR	7,200	44,025
Carabao Group PCL:
(For. Reg.)	1,900	3,308
NVDR	6,400	11,143
Central Pattana PCL NVDR	27,000	46,456
Central Plaza Hotel PCL NVDR	10,600	12,571
Central Retail Corp. PCL:
(For. Reg.)	8,741	8,628
NVDR	50,300	49,652
Charoen Pokphand Foods PCL NVDR	69,700	34,783
Chularat Hospital PCL NVDR unit	114,000	9,002
Com7 PCL NVDR	14,700	7,618
CP ALL PCL:
(For. Reg.)	11,600	17,335
NVDR	76,700	114,619
Delta Electronics PCL NVDR	89,700	177,703
Electricity Generating PCL:
(For. Reg.)	400	1,239
NVDR	4,100	12,704
Energy Absolute PCL:
(For. Reg.)	7,600	7,137
NVDR	28,500	26,765
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	1,646	2,369
NVDR	12,200	17,562
Gulf Energy Development PCL:
(For. Reg.)	22,200	26,631
NVDR	90,600	108,685
Gunkul Engineering PCL NVDR	100,500	7,606
Hana Microelectronics PCL NVDR	13,200	14,297
Home Product Center PCL:
(For. Reg.)	9,000	2,641
NVDR	68,000	19,951
Indorama Ventures PCL NVDR	39,800	26,082
Intouch Holdings PCL NVDR	18,000	33,932
IRPC PCL:
(For. Reg.)	44,000	2,292
NVDR	151,400	7,888
Jaymart Group Holdings PCL NVDR	14,600	5,925
JMT Network Services PCL:
NVDR	13,376	8,179
warrants (a)	432	14
Kasikornbank PCL NVDR	23,400	79,561
KCE Electronics PCL NVDR	11,100	11,946
Kiatnakin Bank PCL:
warrants 3/17/26 (a)	158	7
warrants 3/17/26 (a)	342	16
(For. Reg.)	1,900	2,709
NVDR	5,600	7,985
Krung Thai Bank PCL:
(For. Reg.)	9,800	4,514
NVDR	62,100	28,607
Krungthai Card PCL:
(For. Reg.)	3,600	4,516
NVDR	17,300	21,702
Land & House PCL NVDR	68,000	13,704
Minor International PCL:
(For. Reg.)	4,710	4,262
NVDR	51,338	46,453
Muangthai Leasing PCL NVDR	15,000	19,125
Ngern Tid Lor PCL NVDR	30,351	18,558
Osotspa PCL:
(For. Reg.)	2,100	1,186
NVDR	28,200	15,929
PTT Exploration and Production PCL:
(For. Reg.)	10,300	42,081
NVDR	18,300	74,766
PTT Global Chemical PCL NVDR	33,500	34,905
PTT Oil & Retail Business PCL NVDR	61,600	29,727
PTT PCL:
(For. Reg.)	22,700	20,851
NVDR	148,800	136,682
Ratch Group PCL NVDR unit	11,200	8,522
SCB X PCL:
(For. Reg.)	4,350	13,597
NVDR	12,300	38,448
SCG Packaging PCL NVDR	24,100	18,998
Siam Cement PCL:
(For. Reg.)	900	6,293
NVDR	4,900	34,261
Siam Global House PCL NVDR	45,177	20,687
Sri Trang Agro-Industry PCL NVDR	17,200	9,197
Sri Trang Gloves Thailand PCL NVDR	20,200	4,791
Srisawad Corp. PCL NVDR	14,400	16,682
Thai Beverage PCL	170,900	62,019
Thai Life Insurance PCL	31,900	7,872
Thai Life Insurance PCL NVDR	14,900	3,677
Thai Oil PCL:
(For. Reg.)	3,254	5,242
NVDR	14,822	23,877
Thai Union Frozen Products PCL:
(For. Reg.)	2,200	869
NVDR	39,200	15,478
Thanachart Capital PCL NVDR	10,800	15,251
Thonburi Healthcare Group PCL NVDR	6,700	7,440
TISCO Financial Group PCL:
(For. Reg.)	2,000	5,443
NVDR	6,100	16,601
TMBThanachart Bank PCL:
(For. Reg.)	271,572	13,553
NVDR	660,256	32,949
True Corp. PCL	57,977	12,241
True Corp. PCL NVDR	267,503	56,479
VGI PCL:
warrants 5/23/27 (a)	9,690	19
NVDR	86,800	3,975
warrants (For. Reg.) (a)	9,600	18
WHA Corp. PCL NVDR	153,000	20,137
TOTAL THAILAND		2,493,347
Turkey - 0.3%
AG Anadolu Grubu Holding A/S	2,440	20,603
Akbank TAS	61,761	89,364
Aksa Akrilik Kimya Sanayii	2,857	8,788
Aksa Enerji Uretim A/S	4,147	4,513
Alarko Holding AS	2,905	11,861
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,801	17,776
Arcelik A/S	3,951	18,209
Aselsan A/S	23,640	40,545
Bera Holding A/S	10,214	6,533
Bim Birlesik Magazalar A/S JSC	9,038	98,262
Coca-Cola Icecek Sanayi A/S	1,455	25,292
Dogan Sirketler Grubu Holding A/S	22,565	9,346
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	39,378	11,778
Enerjisa Enerji A/S (c)	5,058	9,074
Enka Insaat ve Sanayi A/S	36,128	38,485
Eregli Demir ve Celik Fabrikalari T.A.S. (a)	35,844	46,697
Ford Otomotiv Sanayi A/S	1,397	49,908
Haci Omer Sabanci Holding A/S	26,477	67,891
Hektas Ticaret A/S (a)	22,661	11,986
Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	4,205	7,726
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	14,750	10,420
Kayseri Seker Fabrikasi A/S	5,492	4,913
Koc Holding A/S	25,247	158,836
Kontrolmatik Enerji Ve Muhendislik A/S	1,587	11,202
Koza Altin Isletmeleri A/S	17,847	12,354
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	4,018	5,963
Migros Turk Ticaret A/S	1,766	22,300
Nuh Cimento Sanayi A/S	1,167	10,576
Otokar Otomotiv ve Savunma Sanayi A.S.	775	11,099
Oyak Cimento Fabrikalari A/S (a)	6,090	11,387
Pegasus Hava Tasimaciligi A/S (a)	945	23,866
Petkim Petrokimya Holding A/S (a)	24,667	15,236
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	6,556	6,181
Sasa Polyester Sanayi A/S	19,742	26,257
Sok Marketler Ticaret A/S	6,783	12,148
TAV Havalimanlari Holding A/S (a)	3,432	18,895
Tekfen Holding A/S	2,916	3,718
Tofas Turk Otomobil Fabrikasi A/S	2,646	22,322
Turk Hava Yollari AO (a)	14,163	130,435
Turk Traktor ve Ziraat Makinalari A/S	486	14,739
Turkcell Iletisim Hizmet A/S	24,245	51,294
Turkiye Is Bankasi A/S Series C	176,403	61,274
Turkiye Petrol Rafinerileri A/S	16,724	91,507
Turkiye Sise ve Cam Fabrikalari A/S	25,986	36,555
Yapi ve Kredi Bankasi A/S	52,611	44,750
TOTAL TURKEY		1,412,864
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	58,422	133,636
Abu Dhabi Islamic Bank	29,342	87,253
Abu Dhabi National Oil Co. for Distribution PJSC	58,452	57,939
ADNOC Drilling Co. PJSC	36,018	38,938
Aldar Properties PJSC	75,294	113,179
Dubai Electricity & Water Authority PJSC	180,082	120,145
Dubai Islamic Bank Pakistan Ltd.	58,221	92,589
Emaar Properties PJSC	123,616	274,347
Emirates NBD Bank PJSC	49,167	231,626
Emirates Telecommunications Corp.	69,567	347,054
First Abu Dhabi Bank PJSC	88,350	322,388
Multiply Group (a)	72,684	44,336
TOTAL UNITED ARAB EMIRATES		1,863,430
United Kingdom - 7.0%
3i Group PLC	19,522	692,200
Abrdn PLC	37,574	66,915
Admiral Group PLC	5,279	189,026
Ashtead Group PLC	9,026	642,518
Associated British Foods PLC	6,765	213,290
AstraZeneca PLC (United Kingdom)	31,027	4,168,286
Auto Trader Group PLC (c)	18,410	162,577
Aviva PLC	54,830	343,666
B&M European Value Retail SA	18,618	128,256
BAE Systems PLC	61,096	1,041,407
Barclays PLC	286,836	664,785
Barratt Developments PLC	19,463	116,832
Beazley PLC	13,441	112,899
Bellway PLC	2,398	80,630
Berkeley Group Holdings PLC	2,308	138,603
BP PLC	341,076	2,139,716
British American Tobacco PLC (United Kingdom)	44,801	1,359,759
British Land Co. PLC	18,755	93,550
BT Group PLC	113,649	157,284
Bunzl PLC	6,752	259,752
Burberry Group PLC	7,327	112,175
Centrica PLC	112,014	180,470
CK Hutchison Holdings Ltd.	53,500	257,477
Coca-Cola European Partners PLC	4,155	290,642
Compass Group PLC	35,787	1,049,728
ConvaTec Group PLC (c)	32,423	117,203
Croda International PLC	2,852	176,455
DCC PLC (United Kingdom)	2,013	146,345
Derwent London PLC	2,269	62,088
Diageo PLC	44,653	1,652,260
Diploma PLC	2,676	125,711
Dowlais Group PLC	27,417	26,991
DS Smith PLC	27,569	138,037
Entain PLC	12,772	128,542
Flutter Entertainment PLC (a)	3,545	706,495
Games Workshop Group PLC	664	84,142
Halma PLC	7,581	226,579
Hargreaves Lansdown PLC	7,019	65,202
Hiscox Ltd.	7,097	111,073
Howden Joinery Group PLC	11,057	126,549
HSBC Holdings PLC (United Kingdom)	389,065	3,041,253
IG Group Holdings PLC	7,777	71,655
IMI PLC	5,213	119,420
Imperial Brands PLC	18,086	404,305
Inchcape PLC	8,273	75,598
Informa PLC	27,621	289,772
InterContinental Hotel Group PLC	3,449	358,392
Intermediate Capital Group PLC	5,869	152,151
International Consolidated Airlines Group SA CDI (a)	49,917	111,309
Intertek Group PLC	3,234	203,477
ITV PLC	71,311	66,514
J Sainsbury PLC	35,438	120,945
JD Sports Fashion PLC	50,116	85,077
Johnson Matthey PLC	3,905	88,174
Kingfisher PLC	37,918	119,338
Land Securities Group PLC	15,018	124,762
Legal & General Group PLC	119,586	383,980
Lloyds Banking Group PLC	1,345,710	880,090
London Stock Exchange Group PLC	7,823	936,054
M&G PLC	47,325	131,707
Man Group PLC	23,798	80,318
Marks & Spencer Group PLC	39,327	131,587
Melrose Industries PLC	26,977	229,150
National Grid PLC	74,088	998,262
NatWest Group PLC	110,257	369,288
Next PLC	2,556	297,829
Nomad Foods Ltd.	3,058	59,814
Ocado Group PLC (a)	14,562	83,645
Pearson PLC	14,064	185,187
Pennon Group PLC	5,291	43,240
Persimmon PLC	6,408	106,436
Phoenix Group Holdings PLC	19,032	132,741
Reckitt Benckiser Group PLC	14,733	839,855
RELX PLC (London Stock Exchange)	38,796	1,673,095
Rentokil Initial PLC	50,397	299,636
Rightmove PLC	16,517	114,575
Rolls-Royce Holdings PLC (a)	168,231	905,144
RS GROUP PLC	9,511	87,247
Sage Group PLC	20,453	326,686
Schroders PLC	18,405	87,484
Segro PLC	24,716	281,943
Severn Trent PLC	5,495	171,307
Smith & Nephew PLC	17,570	219,897
Smiths Group PLC	6,974	144,489
Spectris PLC	2,142	89,406
Spirax-Sarco Engineering PLC	1,476	187,225
SSE PLC	21,885	456,259
St. James's Place PLC	10,979	64,366
Standard Chartered PLC (United Kingdom)	44,322	375,588
Subsea 7 SA	4,731	75,193
Tate & Lyle PLC	8,033	62,607
Taylor Wimpey PLC	71,020	122,849
Tesco PLC	141,789	531,067
The Weir Group PLC	5,183	132,274
Tritax Big Box REIT PLC	38,692	76,769
Unilever PLC	50,390	2,529,671
Unite Group PLC	7,908	97,615
United Utilities Group PLC	13,655	177,345
Vodafone Group PLC	455,460	403,959
Whitbread PLC	3,833	160,325
WPP PLC	21,501	203,768
TOTAL UNITED KINGDOM		39,935,229
United States of America - 4.7%
Bausch Health Cos., Inc. (Canada) (a)	5,883	62,419
Brookfield Renewable Corp.	2,708	66,453
CSL Ltd.	9,672	1,814,690
CyberArk Software Ltd. (a)	834	221,535
DHT Holdings, Inc.	2,680	30,820
Experian PLC	18,458	804,270
Ferrovial SE	9,880	390,974
Fiverr International Ltd. (a)(b)	714	15,044
Flex Ltd. (a)	8,714	249,308
GFL Environmental, Inc.	4,023	138,728
Globant SA (a)	848	171,211
GSK PLC	82,044	1,761,517
Haleon PLC	96,060	402,566
Holcim AG	10,680	967,574
ICON PLC (a)	1,650	554,318
InMode Ltd. (a)	1,439	31,097
James Hardie Industries PLC CDI (a)	8,790	352,902
JBS SA	13,300	57,014
Legend Biotech Corp. ADR (a)	1,039	58,278
Monday.com Ltd. (a)	501	113,161
Nestle SA (Reg. S)	53,452	5,679,273
Parade Technologies Ltd.	1,000	28,748
QIAGEN NV (Germany)	4,468	191,053
Reliance Worldwide Corp. Ltd.	15,563	58,314
Roche Holding AG:
(Bearer)	769	207,204
(participation certificate)	13,814	3,526,977
Sanofi SA	22,281	2,167,596
Schneider Electric SA	10,785	2,438,234
Spotify Technology SA (a)	2,853	752,907
Stellantis NV (Italy)	44,345	1,260,387
Stratasys Ltd. (a)(b)	1,267	14,723
Swiss Re Ltd.	5,775	742,486
Tenaris SA	9,207	181,922
Waste Connections, Inc. (Canada)	5,167	888,294
TOTAL UNITED STATES OF AMERICA		26,401,997
Zambia - 0.0%
First Quantum Minerals Ltd.	11,227	120,679
TOTAL COMMON STOCKS (Cost $471,251,019)		538,369,599

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	104,641	297,520
Bradespar SA (PN)	5,214	21,405
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	4,366	40,592
Companhia Energetica de Minas Gerais (CEMIG) (PN)	29,249	73,248
Companhia Paranaense de Energia-COPEL (PN-B)	29,200	56,008
Gerdau SA	23,125	102,360
Itau Unibanco Holding SA	97,200	671,334
Itausa-Investimentos Itau SA (PN)	110,804	231,974
Metalurgica Gerdau SA (PN)	13,800	28,313
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	94,400	703,191
TOTAL BRAZIL		2,225,945
Chile - 0.0%
Embotelladora Andina SA Class B	7,921	20,067
Sociedad Quimica y Minera de Chile SA (PN-B)	2,853	138,892
TOTAL CHILE		158,959
Colombia - 0.0%
Bancolombia SA (PN)	9,162	77,937
Germany - 0.2%
Henkel AG & Co. KGaA	3,224	259,132
Porsche Automobil Holding SE (Germany)	3,084	163,371
Sartorius AG (non-vtg.)	539	214,341
Volkswagen AG	3,676	487,526
TOTAL GERMANY		1,124,370
Korea (South) - 0.2%
Hyundai Motor Co. Ltd.	389	45,566
Hyundai Motor Co. Ltd. Series 2	739	85,851
LG Chemical Ltd.	162	36,007
Samsung Electronics Co. Ltd.	16,537	823,346
TOTAL KOREA (SOUTH)		990,770
Russia - 0.0%
AK Transneft OAO (a)(d)	2,400	7,000
Sberbank of Russia (Russia) (a)(d)	15,430	96
Surgutneftegas OJSC (a)(d)	105,000	1,836
TOTAL RUSSIA		8,932
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,481,813)		4,586,913

Government Obligations - 0.1%
	Principal Amount (f)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (g) (Cost $595,463)	600,000	595,451

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	19,613,424	19,617,347
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	4,059,646	4,060,052
TOTAL MONEY MARKET FUNDS (Cost $23,677,399)		23,677,399

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $500,005,694)	567,229,362
NET OTHER ASSETS (LIABILITIES) - 0.1% (j)	339,523
NET ASSETS - 100.0%	567,568,885

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	134	Jun 2024	15,792,570	77,684	77,684
ICE MSCI Emerging Markets Index Contracts (United States)	131	Jun 2024	6,870,950	11,763	11,763
TME S&P/TSX 60 Index Contracts (Canada)	9	Jun 2024	1,782,526	37,828	37,828

TOTAL FUTURES CONTRACTS					127,275
The notional amount of futures purchased as a percentage of Net Assets is 4.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,504,887 or 1.7% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $595,451.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	Includes $141,721 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	18,828,567	22,687,232	21,898,452	188,783	-	-	19,617,347	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,602,272	17,171,478	16,713,698	10,067	-	-	4,060,052	0.0%
Total	22,430,839	39,858,710	38,612,150	198,850	-	-	23,677,399

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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